UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Hong T. Le

American Funds Global Balanced Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds® Global Balanced Fund Semi-annual report for the six months ended April 30, 2024

A balanced fund
with global scope

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

American Funds Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2024 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	13.42%	5.88%	4.99%
Class A shares (reflecting 5.75% maximum sales charge)	6.67	4.39	4.14

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.59% for Class F-2 shares and 0.83% for Class A shares as of the prospectus dated January 1, 2024.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class F-2 and Class A shares as of April 30, 2024, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.94% and 2.55%, respectively. The fund’s 12-month distribution rate for Class F-2 and Class A shares as of that date was 1.89% and 1.57%, respectively. Both Class A share figures reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the U.S. may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors

Results for American Funds Global Balanced Fund for the periods ended April 30, 2024, are shown in the table below, as well as results of the fund’s benchmarks.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/GBLFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

21	Financial statements

25	Notes to financial statements

41	Financial highlights

Results at a glance

For periods ended April 30, 2024, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

American Funds Global Balanced Fund (Class F-2 shares)	12.90%	8.47%	5.04%	4.57%	5.81%
American Funds Global Balanced Fund (Class A shares)	12.77	8.19	4.79	4.33	5.57
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index[2,3,4]	13.46	9.18	5.14	4.86	5.29
MSCI All Country World Index (ACWI)[2]	19.77	17.46	9.44	8.19	8.29
Bloomberg Global Aggregate Index[3]	4.43	–2.47	–1.61	–0.44	0.44

Past results are not predictive of results in future periods.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Lifetime results are from February 1, 2011, the inception date of Class A shares.
[2]	Source: MSCI. The index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends net of withholding taxes. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
[3]	Source: Bloomberg Index Services Ltd. The index represents the global investment-grade fixed income markets. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.
[4]	The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCI ACWI with the Bloomberg Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

American Funds Global Balanced Fund	1

Investment portfolio April 30, 2024	unaudited

Investment mix by security type	Percent of net assets

Country diversification by domicile	Percent of net assets

	Equity securities	Bonds, notes & other debt instruments	Forward currency contracts	Short-term securities & other assets less liabilities	Total
United States	38.70%	16.76%	—	3.45%	58.91%
Eurozone*	9.10	4.58	(.01)	—	13.67
United Kingdom	4.91	.72	—	—	5.63
Japan	2.63	1.56	(.03)	.19	4.35
Canada	2.44	.48	—	—	2.92
China	.13	2.01	—	—	2.14
India	1.64	.30	—	—	1.94
Brazil	.90	.78	.02	—	1.70
Switzerland	1.40	—	—	—	1.40
Mexico	.13	1.05	—	—	1.18
Other countries	4.50	1.52	.02	.12	6.16
Total					100.00%

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Common stocks 63.45%	Shares	Value (000)
Information technology 11.41%
Broadcom, Inc.	761,585	$990,266
Microsoft Corp.	2,204,183	858,154
Accenture PLC, Class A	565,921	170,291
Apple, Inc.	911,620	155,276
Taiwan Semiconductor Manufacturing Co., Ltd.	6,056,200	145,928
Samsung Electronics Co., Ltd.	2,350,093	130,073
Texas Instruments, Inc.	691,119	121,927
ServiceNow, Inc.[1]	147,176	102,042
GlobalWafers Co., Ltd.	5,201,000	82,931
TDK Corp.	1,287,300	56,824
NEC Corp.	555,800	40,306
SK hynix, Inc.	321,179	39,310
Intel Corp.	1,250,666	38,108
Seagate Technology Holdings PLC	254,220	21,840
		2,953,276

2	American Funds Global Balanced Fund

Common stocks (continued)	Shares	Value (000)
Health care 9.65%
Abbott Laboratories	3,582,688	$379,657
Sanofi	3,583,166	353,287
Novo Nordisk AS, Class B	1,899,978	244,177
Gilead Sciences, Inc.	2,939,317	191,643
AstraZeneca PLC	1,068,786	160,921
UnitedHealth Group, Inc.	295,968	143,160
Eli Lilly and Co.	164,623	128,587
DexCom, Inc.[1]	786,704	100,218
Takeda Pharmaceutical Co., Ltd.	3,531,400	93,047
Molina Healthcare, Inc.[1]	255,860	87,530
Stryker Corp.	249,232	83,867
Vertex Pharmaceuticals, Inc.[1]	208,002	81,705
Eurofins Scientific SE, non-registered shares	1,211,885	74,362
Medtronic PLC	853,907	68,518
AbbVie, Inc.	400,444	65,128
Thermo Fisher Scientific, Inc.	110,626	62,915
Novartis AG	574,346	55,477
GE HealthCare Technologies, Inc.	682,678	52,047
Danaher Corp.	155,334	38,308
BioMarin Pharmaceutical, Inc.[1]	413,512	33,395
		2,497,949

Industrials 8.31%
RTX Corp.	4,061,000	412,273
Carrier Global Corp.	4,314,085	265,273
General Electric Co.	1,247,288	201,836
Safran SA	818,350	176,954
General Dynamics Corp.	596,483	171,244
BAE Systems PLC	8,599,636	143,027
Siemens AG	727,131	136,399
Thales SA	484,754	81,532
CSX Corp.	2,367,539	78,650
Honeywell International, Inc.	405,017	78,059
Airbus SE, non-registered shares	389,334	63,983
Melrose Industries PLC	7,979,036	62,494
DHL Group	887,100	37,155
United Rentals, Inc.	54,375	36,322
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	1,836,985	33,459
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	4,944	899
Rolls-Royce Holdings PLC[1]	6,312,227	32,464
L3Harris Technologies, Inc.	138,548	29,656
Caterpillar, Inc.	83,088	27,799
Waste Management, Inc.	130,065	27,056
Boeing Co.[1]	132,324	22,209
GE Vernova, Inc.[1]	105,801	16,263
Daikin Industries, Ltd.	82,300	11,170
Volvo AB, Class B	110,063	2,815
		2,148,991

Financials 7.37%
ING Groep NV	18,108,943	285,187
B3 SA - Brasil, Bolsa, Balcao	111,295,388	231,267
Banco Bilbao Vizcaya Argentaria, SA	16,273,219	175,552
AIA Group, Ltd.	21,815,529	159,973
Münchener Rückversicherungs-Gesellschaft AG	333,249	146,452
HDFC Bank, Ltd. (ADR)	1,939,017	111,688
HDFC Bank, Ltd.	1,687,395	30,738
BlackRock, Inc.	181,610	137,050
Chubb, Ltd.	387,803	96,423
Zurich Insurance Group AG	194,426	93,575
JPMorgan Chase & Co.	333,511	63,947
BNP Paribas SA	794,609	56,826
Aegon, Ltd.	7,705,652	47,963
Capital One Financial Corp.	331,838	47,596
Kotak Mahindra Bank, Ltd.	2,278,565	43,975
Bank Central Asia Tbk PT	69,581,600	41,708
Great-West Lifeco, Inc.	1,216,063	35,961
FinecoBank SpA	2,015,953	30,888

American Funds Global Balanced Fund	3

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Mastercard, Inc., Class A	54,439	$24,563
Visa, Inc., Class A	88,459	23,761
Ping An Insurance (Group) Company of China, Ltd., Class H	4,060,860	18,516
Ping An Insurance (Group) Company of China, Ltd., Class A	670,869	3,829
		1,907,438

Consumer staples 5.83%
ITC, Ltd.	49,327,977	257,261
Philip Morris International, Inc.	2,618,217	248,574
Seven & i Holdings Co., Ltd.	14,516,800	187,432
Imperial Brands PLC	7,890,784	179,927
Ajinomoto Co., Inc.	4,448,845	165,024
British American Tobacco PLC	4,979,104	145,931
Nestlé SA	1,244,152	124,800
Kao Corp.	2,181,400	90,049
Pernod Ricard SA	345,630	52,192
Kweichow Moutai Co., Ltd., Class A	127,705	30,048
Alimentation Couche-Tard, Inc.	320,200	17,747
Monster Beverage Corp.[1]	192,977	10,315
		1,509,300

Materials 4.97%
Freeport-McMoRan, Inc.	7,060,648	352,609
Air Products and Chemicals, Inc.	919,969	217,425
Glencore PLC	29,085,251	169,386
Linde PLC	287,244	126,663
BHP Group, Ltd. (CDI)	3,829,374	106,084
Smurfit Kappa Group PLC[2]	1,856,415	80,440
Fortescue, Ltd.	4,626,200	77,151
Celanese Corp.	330,452	50,761
Vale SA (ADR), ordinary nominative shares	3,977,442	48,405
Air Liquide SA	160,992	31,518
Sherwin-Williams Co.	80,791	24,206
		1,284,648

Consumer discretionary 4.20%
Amazon.com, Inc.[1]	1,027,519	179,816
Ferrari NV	245,383	102,006
Ferrari NV (EUR denominated)	83,503	34,431
Home Depot, Inc.	393,457	131,501
LVMH Moët Hennessy-Louis Vuitton SE	160,035	128,824
Compagnie Financière Richemont SA, Class A	643,480	89,046
InterContinental Hotels Group PLC	763,197	74,364
Royal Caribbean Cruises, Ltd.[1]	512,094	71,504
McDonald’s Corp.	235,103	64,193
Hasbro, Inc.	782,785	47,985
Sony Group Corp.	426,600	35,238
Restaurant Brands International, Inc.	431,430	32,724
Hilton Worldwide Holdings, Inc.	145,377	28,680
adidas AG	111,512	26,906
Airbnb, Inc., Class A1	159,920	25,358
Zhongsheng Group Holdings, Ltd.	5,455,000	9,987
Dowlais Group PLC	2,824,586	2,858
		1,085,421

Communication services 4.14%
Meta Platforms, Inc., Class A	922,332	396,760
Alphabet, Inc., Class A	1,491,712	242,821
Alphabet, Inc., Class C	505,521	83,229
Netflix, Inc.[1]	186,335	102,603
Singapore Telecommunications, Ltd.	48,475,400	84,033
Omnicom Group, Inc.	655,388	60,846
TELUS Corp.	3,243,005	52,085
Comcast Corp., Class A	1,301,080	49,584
		1,071,961

4	American Funds Global Balanced Fund

Common stocks (continued)	Shares		Value (000)
Energy 3.34%
Canadian Natural Resources, Ltd. (CAD denominated)		5,882,091	$445,734
Shell PLC (GBP denominated)		3,357,795	119,660
Chevron Corp.		500,169	80,662
TC Energy Corp. (CAD denominated)		2,214,302	79,330
BP PLC		11,476,198	74,237
Neste OYJ		2,827,723	64,386
			864,009

Utilities 2.94%
DTE Energy Co.		1,859,168	205,104
Constellation Energy Corp.		921,033	171,257
E.ON SE		9,703,809	128,156
Duke Energy Corp.		1,037,956	101,990
SembCorp Industries, Ltd.		18,481,300	72,667
Dominion Energy, Inc.		888,942	45,318
ENN Energy Holdings, Ltd.		4,116,000	35,415
			759,907

Real estate 1.29%
CTP NV2		6,821,308	115,834
Equinix, Inc. REIT		145,683	103,597
Embassy Office Parks REIT		21,329,184	91,944
Sun Hung Kai Properties, Ltd.		2,500,000	23,099
			334,474

Total common stocks (cost: $11,601,616,000)			16,417,374

Preferred securities 0.10%
Consumer discretionary 0.10%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares		290,949	25,923

Total preferred securities (cost: $23,847,000)			25,923

Convertible stocks 0.48%
Utilities 0.48%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025		3,066,167	124,946

Total convertible stocks (cost: $136,504,000)			124,946

Bonds, notes & other debt instruments 29.76%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 11.83%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY	1,030	152
Asian Development Bank 1.125% 6/10/2025	GBP	460	551
Asian Development Bank 6.20% 10/6/2026	INR	117,500	1,381
Asian Development Bank 6.72% 2/8/2028		1,086,600	12,920
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	AUD	30,660	15,665
Austria (Republic of) 0% 2/20/2031	EUR	33,610	29,453
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033		17,030	18,129
Brazil (Federative Republic of) 0% 1/1/2025	BRL	429,134	77,452
Brazil (Federative Republic of) 10.00% 1/1/2025		84,799	16,267
Brazil (Federative Republic of) 0% 4/1/2025		463,755	81,596
Brazil (Federative Republic of) 6.00% 8/15/2040[3]		12,788	2,423
Brazil (Federative Republic of) 6.00% 8/15/2050[3]		113,684	21,351
Brazil (Federative Republic of) 6.00% 8/15/2060[3]		12,745	2,388
Bulgaria (Republic of) 4.50% 1/27/2033	EUR	7,920	8,866
Canada 3.00% 11/1/2024	CAD	47,910	34,474
Canada 2.25% 6/1/2025		39,295	27,835
Canada 0.25% 3/1/2026		15,710	10,598
Canada 3.50% 3/1/2028		56,463	40,374
Canada 2.00% 6/1/2032		810	514
Canada 2.75% 12/1/2048		9,900	6,090
Chile (Republic of) 5.80% 6/1/2024	CLP	14,405,000	14,997
Chile (Republic of) 4.70% 9/1/2030		2,690,000	2,609
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY	558,900	78,516

American Funds Global Balanced Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
China (People’s Republic of), Series 1906, 3.29% 5/23/2029	CNY	100	$15
China (People’s Republic of), Series INBK, 2.62% 6/25/2030		135,240	19,003
China (People’s Republic of), Series INBK, 2.88% 2/25/2033		799,700	114,855
China (People’s Republic of), Series INBK, 3.81% 9/14/2050		483,280	81,168
China (People’s Republic of), Series INBK, 3.12% 10/25/2052		607,570	91,677
China (People’s Republic of), Series INBK, 3.19% 4/15/2053		3,630	565
China Development Bank Corp., Series 2008, 2.89% 6/22/2025		213,410	29,775
China Development Bank Corp., Series 1904, 3.68% 2/26/2026		53,480	7,603
China Development Bank Corp., Series 1909, 3.50% 8/13/2026		28,330	4,037
China Development Bank Corp., Series 2004, 3.43% 1/14/2027		194,070	27,737
China Development Bank Corp., Series 2009, 3.39% 7/10/2027		181,600	26,028
China Development Bank Corp., Series 1805, 4.88% 2/9/2028		128,750	19,516
China Development Bank Corp., Series 2109, 3.09% 8/9/2028		136,660	19,506
China Development Bank Corp., Series 2005, 3.07% 3/10/2030		2,860	411
Estonia (Republic of) 3.25% 1/17/2034	EUR	11,180	11,534
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR	432,000	5,013
European Bank for Reconstruction and Development 5.25% 1/12/2027		611,400	6,922
European Bank for Reconstruction and Development 6.30% 10/26/2027		255,200	2,984
European Financial Stability Facility 0.40% 2/17/2025	EUR	13,200	13,745
European Financial Stability Facility 0% 10/15/2025		1,200	1,221
European Investment Bank 0.375% 9/15/2027		8,975	8,767
European Investment Bank 0.25% 1/20/2032		39,615	34,471
European Union 0% 7/6/2026		12,100	12,080
European Union 0.25% 10/22/2026		5,265	5,240
European Union 2.875% 12/6/2027		3,010	3,197
European Union 0% 6/2/2028		10,920	10,329
European Union 1.625% 12/4/2029		2,080	2,068
French Republic O.A.T. 0.75% 2/25/2028		40,010	39,368
French Republic O.A.T. 0% 11/25/2030		130,490	115,398
French Republic O.A.T. 3.25% 5/25/2045		6,700	7,001
French Republic O.A.T. 0.75% 5/25/2052		380	213
French Republic O.A.T. 3.00% 5/25/2054		310	302
Germany (Federal Republic of) 0% 4/16/2027		75,355	74,149
Germany (Federal Republic of) 1.30% 10/15/2027		2,900	2,952
Germany (Federal Republic of) 0% 8/15/2030		35,175	32,102
Germany (Federal Republic of) 1.00% 5/15/2038		16,410	14,048
Germany (Federal Republic of) 0% 8/15/2050		14,895	7,964
Germany (Federal Republic of) 0% 8/15/2052		1,390	707
Greece (Hellenic Republic of) 3.875% 6/15/2028		875	961
Greece (Hellenic Republic of) 1.50% 6/18/2030		5,405	5,220
Greece (Hellenic Republic of) 1.75% 6/18/2032		36,450	34,571
Greece (Hellenic Republic of) 1.875% 1/24/2052		686	485
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR	155,709,000	9,222
Indonesia (Republic of), Series 95, 6.375% 8/15/2028		236,416,000	14,145
Indonesia (Republic of), Series 71, 9.00% 3/15/2029		95,688,000	6,327
Indonesia (Republic of), Series 78, 8.25% 5/15/2029		179,793,000	11,559
Indonesia (Republic of), Series 96, 7.00% 2/15/2033		298,095,000	18,307
Indonesia (Republic of), Series 68, 8.375% 3/15/2034		62,682,000	4,167
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[4]	USD	1,580	1,532
Inter-American Development Bank 7.00% 1/25/2029	INR	1,615,000	19,116
International Bank for Reconstruction and Development 6.75% 9/8/2027		949,200	11,212
International Bank for Reconstruction and Development 6.75% 7/13/2029		1,555,600	18,242
Ireland (Republic of) 2.60% 10/18/2034	EUR	7,280	7,519
Ireland (Republic of) 3.00% 10/18/2043		9,180	9,617
Israel (State of) 2.50% 1/15/2030	USD	8,900	7,405
Israel (State of) 1.30% 4/30/2032	ILS	180,890	37,710
Israel (State of) 4.50% 1/17/2033	USD	370	331
Israel (State of) 4.00% 3/30/2035	ILS	66,670	16,669
Israel (State of) 3.375% 1/15/2050	USD	2,970	1,871
Israel (State of) 3.875% 7/3/2050		550	380
Italy (Republic of) 0.95% 9/15/2027	EUR	626	618
Italy (Republic of) 1.35% 4/1/2030		15,565	14,727
Italy (Republic of) 3.50% 2/15/2031		1,200	1,273
Italy (Republic of) 4.40% 5/1/2033		79,285	88,763
Italy (Republic of) 4.35% 11/1/2033		63,090	70,179
Italy (Republic of) 4.20% 3/1/2034		98,359	107,965
Italy (Republic of) 4.50% 10/1/2053		27,200	29,723

6	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Japan, Series 346, 0.10% 3/20/2027	JPY	12,172,200	$76,738
Japan, Series 363, 0.10% 6/20/2031		1,000	6
Japan, Series 145, 1.70% 6/20/2033		2,967,000	20,309
Japan, Series 152, 1.20% 3/20/2035		20,640,700	134,083
Japan, Series 21, 2.30% 12/20/2035		1,360,000	9,814
Japan, Series 176, 0.50% 3/20/2041		7,677,100	41,691
Japan, Series 179, 0.50% 12/20/2041		6,598,100	35,296
Japan, Series 36, 2.00% 3/20/2042		200,000	1,361
Japan, Series 42, 1.70% 3/20/2044		928,200	5,946
Japan, Series 37, 0.60% 6/20/2050		5,484,650	25,799
Japan, Series 70, 0.70% 3/20/2051		1,806,100	8,637
Japan, Series 74, 1.00% 3/20/2052		5,404,300	27,703
Japan, Series 76, 1.40% 9/20/2052		2,924,750	16,551
Magyar Export-Import Bank 6.00% 5/16/2029	EUR	3,665	4,107
Norway (Kingdom of) 1.75% 9/6/2029	NOK	195,770	15,902
Norway (Kingdom of) 3.625% 4/13/2034		317,600	28,121
Panama (Republic of) 3.75% 4/17/2026	USD	1,000	945
Panama (Republic of) 7.50% 3/1/2031		6,390	6,478
Panama (Republic of) 8.00% 3/1/2038		6,270	6,400
Panama (Republic of) 4.50% 4/1/2056		650	405
Panama (Republic of) 7.875% 3/1/2057		35,140	34,446
PETRONAS Capital, Ltd. 4.55% 4/21/2050[4]		1,070	891
Philippines (Republic of) 0.25% 4/28/2025	EUR	3,750	3,848
Philippines (Republic of) 0.70% 2/3/2029		4,970	4,601
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN	16,670	3,578
Portuguese Republic 0.475% 10/18/2030	EUR	14,440	13,299
Portuguese Republic 3.50% 6/18/2038		14,320	15,416
Romania 2.125% 3/7/2028		570	559
Romania 3.624% 5/26/2030		9,620	9,433
Romania 3.624% 5/26/2030		765	750
Saskatchewan (Province of) 3.05% 12/2/2028	CAD	8,000	5,521
Serbia (Republic of) 6.25% 5/26/2028[4]	USD	3,915	3,925
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR	284,905	8,786
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048		29,425	1,105
South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW	3,342,160	2,378
South Korea (Republic of), Series 2712, 2.375% 12/10/2027		26,409,910	18,363
South Korea (Republic of), Series 3212, 4.25% 12/10/2032		121,040,040	91,766
Spain (Kingdom of) 0% 1/31/2027	EUR	20,670	20,267
Spain (Kingdom of) 0.80% 7/30/2027		23,070	22,917
Spain (Kingdom of) 1.45% 4/30/2029		5,780	5,723
Spain (Kingdom of) 1.25% 10/31/2030		2,260	2,154
Spain (Kingdom of) 0.50% 10/31/2031		14,540	12,818
Spain (Kingdom of) 3.15% 4/30/2033		16,027	16,955
Spain (Kingdom of) 3.55% 10/31/2033		18,434	20,048
Spain (Kingdom of) 3.25% 4/30/2034		10,010	10,590
Spain (Kingdom of) 2.70% 10/31/2048		2,690	2,368
Turkey (Republic of) 12.60% 10/1/2025	TRY	930,593	20,502
Ukraine 7.75% 9/1/2024[5]	USD	200	64
Ukraine 6.75% 6/20/2028[5]	EUR	2,121	617
Ukraine 6.876% 5/21/2031[5]	USD	12,813	3,242
Ukraine 4.375% 1/27/2032[5]	EUR	8,640	2,261
United Kingdom 2.75% 9/7/2024	GBP	5,310	6,591
United Kingdom 0.125% 1/30/2026		450	522
United Kingdom 1.25% 7/22/2027		9,740	11,048
United Kingdom 4.25% 12/7/2027		18,480	23,035
United Kingdom 0.375% 10/22/2030		36,465	35,778
United Kingdom 0.25% 7/31/2031		3,715	3,501
United Kingdom 1.00% 1/31/2032		2,920	2,870
United Kingdom 4.25% 6/7/2032		19,255	24,099
United Kingdom 3.25% 1/31/2033		18,775	21,677
United Kingdom 3.25% 1/22/2044		3,650	3,685
United Kingdom 3.50% 1/22/2045		2,850	2,968
United Kingdom 1.25% 7/31/2051		27,195	15,917
United Kingdom 4.375% 7/31/2054		16,015	18,675
United Mexican States 2.659% 5/24/2031	USD	308	250
United Mexican States 6.338% 5/4/2053		2,170	2,024
United Mexican States, Series M, 5.75% 3/5/2026	MXN	759,300	40,697

American Funds Global Balanced Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States, Series M, 7.50% 6/3/2027	MXN	54,770	$2,962
United Mexican States, Series M, 7.75% 5/29/2031		17,452	903
United Mexican States, Series M, 7.50% 5/26/2033		208,000	10,362
United Mexican States, Series M, 7.75% 11/23/2034		400,000	20,004
United Mexican States, Series M, 8.00% 11/7/2047		71,410	3,416
United Mexican States, Series M, 8.00% 7/31/2053		1,625,290	76,989
			3,061,544

U.S. Treasury bonds & notes 6.35%
U.S. Treasury 5.84%
U.S. Treasury 2.125% 11/30/2024	USD	83,100	81,568
U.S. Treasury 3.00% 7/15/2025		64,451	62,814
U.S. Treasury 3.50% 9/15/2025		30,706	30,025
U.S. Treasury 4.25% 12/31/2025		743	733
U.S. Treasury 4.00% 2/15/2026		967	949
U.S. Treasury 3.75% 4/15/2026		72,294	70,564
U.S. Treasury 2.125% 5/31/2026		3,110	2,934
U.S. Treasury 0.75% 8/31/2026		2,092	1,899
U.S. Treasury 4.625% 9/15/2026		9,828	9,752
U.S. Treasury 0.875% 9/30/2026		8,834	8,024
U.S. Treasury 1.125% 10/31/2026[6]		3,260	2,971
U.S. Treasury 4.625% 11/15/2026		366	363
U.S. Treasury 2.50% 3/31/2027		69,000	64,597
U.S. Treasury 2.75% 4/30/2027		30,000	28,238
U.S. Treasury 3.125% 8/31/2027		12,362	11,715
U.S. Treasury 4.125% 9/30/2027		64,725	63,295
U.S. Treasury 3.50% 1/31/2028		776	741
U.S. Treasury 2.75% 2/15/2028		17,675	16,423
U.S. Treasury 4.00% 2/29/2028		35,741	34,740
U.S. Treasury 3.625% 3/31/2028		7	7
U.S. Treasury 4.00% 6/30/2028[6]		300,000	291,276
U.S. Treasury 4.375% 8/31/2028		118,004	116,197
U.S. Treasury 4.625% 9/30/2028		125,500	124,804
U.S. Treasury 4.00% 1/31/2029		23,097	22,380
U.S. Treasury 4.125% 3/31/2029		54,850	53,423
U.S. Treasury 0.625% 8/15/2030		22,050	17,192
U.S. Treasury 1.25% 8/15/2031		9,980	7,880
U.S. Treasury 1.375% 11/15/2031[6]		52,150	41,243
U.S. Treasury 1.875% 2/15/2032		24,265	19,834
U.S. Treasury 2.875% 5/15/2032		35,790	31,451
U.S. Treasury 2.75% 8/15/2032		39,201	33,996
U.S. Treasury 4.125% 11/15/2032		20,959	20,127
U.S. Treasury 3.50% 2/15/2033		18,220	16,665
U.S. Treasury 3.375% 5/15/2033		13,185	11,912
U.S. Treasury 3.875% 8/15/2033		13,046	12,251
U.S. Treasury 4.50% 11/15/2033		3,714	3,659
U.S. Treasury 1.875% 2/15/2041[6]		29,135	19,149
U.S. Treasury 2.25% 5/15/2041[6]		21,450	14,946
U.S. Treasury 3.375% 8/15/2042[6]		60,000	48,942
U.S. Treasury 3.875% 5/15/2043		10,690	9,320
U.S. Treasury 4.75% 11/15/2043		7,131	6,994
U.S. Treasury 2.875% 11/15/2046		1,750	1,265
U.S. Treasury 3.00% 8/15/2052[6]		108,415	78,262
U.S. Treasury 4.00% 11/15/2052		6,851	6,003
U.S. Treasury 3.625% 5/15/2053		7,944	6,491
U.S. Treasury 4.75% 11/15/2053		2,743	2,728
			1,510,742

U.S. Treasury inflation-protected securities 0.51%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[3]		36,161	35,976
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[3]		23,916	22,519
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[3]		62,711	63,078
U.S. Treasury Inflation-Protected Security 1.375% 7/15/2033[3]		3	3
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[3,6]		18,281	10,107
			131,683

Total U.S. Treasury bonds & notes			1,642,425

8	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 5.74%
Financials 1.89%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[7]	EUR	23,265	$21,298
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,7]	USD	10,985	11,213
American Express Co. 3.375% 5/3/2024		1,508	1,508
Aon Corp. 2.85% 5/28/2027		1,300	1,206
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[7]	EUR	14,400	15,892
Banco do Brasil SA 4.625% 1/15/2025	USD	6,177	6,110
Banco Santander, SA 5.147% 8/18/2025		8,000	7,907
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]		8,470	7,379
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[7]		9,500	9,030
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[7]		3,046	3,000
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[7]		1,300	1,036
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[7]		2,175	2,116
Bank of America Corp. 4.083% 3/20/2051 (3-month USD CME Term SOFR + 3.412% on 3/20/2050)[7]		5,600	4,338
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[7]		280	262
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[7]	EUR	800	839
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[7]	USD	19,355	19,995
BPCE SA 1.625% 1/14/2025[4]		1,490	1,448
BPCE SA 4.50% 1/13/2033	EUR	8,400	9,283
BPCE SA 1.75% 2/2/2034 (5-year EUR-ICE Swap EURIBOR + 1.57% on 2/2/2029)[7]		1,000	945
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,7]	USD	6,700	6,741
Chubb INA Holdings, LLC 3.35% 5/3/2026		645	620
Chubb INA Holdings, LLC 4.35% 11/3/2045		665	558
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[7]		6,401	6,401
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[7]		10,477	10,211
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[7]		2,535	2,211
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[7]		10,220	10,012
Commonwealth Bank of Australia 2.688% 3/11/2031[4]		7,601	6,173
Corebridge Financial, Inc. 3.90% 4/5/2032		5,620	4,905
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[7]		225	212
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[7]		10,270	9,344
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[7]	EUR	14,600	13,562
Goldman Sachs Group, Inc. 3.50% 4/1/2025	USD	5,126	5,025
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[7]		1,400	1,269
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[7]		460	424
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[7]		9,368	9,165
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[7]		21,055	22,077
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[7]		2,600	2,480
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[7]		1,073	926
HSBC Holdings PLC 4.95% 3/31/2030		1,200	1,159
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[7]		624	506
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[7]		20,143	21,429
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[7]	EUR	6,400	7,469
Intercontinental Exchange, Inc. 4.00% 9/15/2027	USD	14,230	13,633
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[7]		529	488
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[7]		9,240	8,755
KfW 1.125% 7/4/2025	GBP	8,400	10,034
Lloyds Bank PLC 7.625% 4/22/2025		1,225	1,557
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[7]	USD	800	734
Mastercard, Inc. 2.00% 11/18/2031		8,291	6,682
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[7]		9,110	8,438
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[7]		8,173	7,534
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[7]		2,586	2,216
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[7]		949	741
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[7]	EUR	11,860	11,952
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034)[7]	USD	7,925	7,713
Morgan Stanley 5.381% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[7]		525	525
National Australia Bank, Ltd. 2.99% 5/21/2031[4]		420	346

American Funds Global Balanced Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[7]	EUR	8,730	$8,039
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[7]		700	665
New York Life Global Funding 1.20% 8/7/2030[4]	USD	6,520	5,060
New York Life Global Funding 5.00% 1/9/2034[4]		780	746
New York Life Insurance Co. 3.75% 5/15/2050[4]		1,261	913
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[7]		4,805	5,103
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[7]		1,375	1,348
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029		19,640	19,291
Royal Bank of Canada 1.20% 4/27/2026		10,600	9,757
Santander Holdings USA, Inc. 3.244% 10/5/2026		7,400	6,938
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[4,7]		1,000	961
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[4,7]		19,810	19,722
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[4,7]		650	642
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[7]		1,081	1,060
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[7]		19,528	18,433
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[7]		14,700	13,368
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[7]		8,300	8,066
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[7]		700	584
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[7]		18,960	18,460
			488,188

Communication services 0.74%
América Móvil, SAB de CV 10.125% 1/22/2029	MXN	647,670	36,711
América Móvil, SAB de CV 9.50% 1/27/2031		889,940	48,573
AT&T, Inc. 2.30% 6/1/2027	USD	1,000	912
AT&T, Inc. 2.75% 6/1/2031		2,525	2,114
AT&T, Inc. 2.05% 5/19/2032	EUR	3,440	3,241
AT&T, Inc. 2.55% 12/1/2033	USD	8,900	6,873
AT&T, Inc. 4.30% 11/18/2034	EUR	1,540	1,692
AT&T, Inc. 3.50% 9/15/2053	USD	652	430
Charter Communications Operating, LLC 5.25% 4/1/2053		600	451
Comcast Corp. 3.95% 10/15/2025		7,695	7,532
Comcast Corp. 0% 9/14/2026	EUR	4,905	4,811
Comcast Corp. 0.25% 5/20/2027		3,570	3,456
Comcast Corp. 0.25% 9/14/2029		5,185	4,664
Comcast Corp. 4.80% 5/15/2033	USD	1,400	1,333
Deutsche Telekom International Finance BV 9.25% 6/1/2032		1,510	1,854
Orange 5.375% 11/22/2050	GBP	2,000	2,457
Tencent Holdings, Ltd. 2.39% 6/3/2030[4]	USD	13,730	11,539
Tencent Holdings, Ltd. 3.24% 6/3/2050[4]		6,050	3,881
T-Mobile USA, Inc. 1.50% 2/15/2026		3,900	3,629
T-Mobile USA, Inc. 2.05% 2/15/2028		2,500	2,211
T-Mobile USA, Inc. 2.55% 2/15/2031		3,900	3,236
T-Mobile USA, Inc. 3.70% 5/8/2032	EUR	2,770	2,953
T-Mobile USA, Inc. 5.15% 4/15/2034	USD	7,926	7,634
T-Mobile USA, Inc. 3.00% 2/15/2041		500	350
Verizon Communications, Inc. 0.375% 3/22/2029	EUR	9,780	8,999
Verizon Communications, Inc. 0.75% 3/22/2032		4,480	3,848
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD	19,461	15,587
			190,971

Energy 0.68%
Cenovus Energy, Inc. 5.40% 6/15/2047		523	468
ConocoPhillips Co. 5.30% 5/15/2053		314	294
Ecopetrol SA 4.125% 1/16/2025		5,285	5,199
Ecopetrol SA 8.625% 1/19/2029		38,215	39,781
Ecopetrol SA 6.875% 4/29/2030		10,520	10,042
Kinder Morgan, Inc. 4.30% 6/1/2025		10,300	10,153
Oleoducto Central SA 4.00% 7/14/2027		1,923	1,782
ONEOK, Inc. 2.20% 9/15/2025		535	510
ONEOK, Inc. 3.10% 3/15/2030		3,835	3,345

10	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Petrobras Global Finance BV 5.299% 1/27/2025	USD	7,284	$7,235
Petroleos Mexicanos 7.19% 9/12/2024	MXN	554,758	31,666
Petroleos Mexicanos 4.25% 1/15/2025	USD	5,420	5,311
Petroleos Mexicanos 6.875% 10/16/2025		4,057	4,002
Petroleos Mexicanos 6.875% 8/4/2026		13,674	13,280
Petroleos Mexicanos 6.49% 1/23/2027		16,759	15,727
Qatar Energy 1.375% 9/12/2026[4]		680	620
Qatar Energy 3.125% 7/12/2041[4]		19,795	14,206
Raizen Fuels Finance SA 6.45% 3/5/2034[4]		8,145	8,120
Raizen Fuels Finance SA 6.95% 3/5/2054[4]		1,040	1,013
SA Global Sukuk, Ltd. 0.946% 6/17/2024[4]		1,500	1,489
Shell International Finance BV 2.375% 11/7/2029		2,060	1,790
Williams Companies, Inc. 3.90% 1/15/2025		945	933
			176,966

Utilities 0.65%
Alabama Power Co. 3.00% 3/15/2052		20,000	12,700
Alfa Desarrollo SpA 4.55% 9/27/2051		2,925	2,134
American Electric Power Co., Inc. 1.00% 11/1/2025		100	93
Berkshire Hathaway Energy Co. 3.50% 2/1/2025		4,200	4,131
Berkshire Hathaway Energy Co. 1.65% 5/15/2031		6,375	4,961
Berkshire Hathaway Energy Co. 2.85% 5/15/2051		1,142	685
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[4]		10,835	11,354
CMS Energy Corp. 3.60% 11/15/2025		2,000	1,934
CMS Energy Corp. 3.00% 5/15/2026		1,420	1,348
Consumers Energy Co. 3.60% 8/15/2032		11,990	10,567
Dominion Energy, Inc. 2.25% 8/15/2031		250	199
E.ON SE 1.625% 3/29/2031	EUR	13,370	12,630
Edison International 5.75% 6/15/2027	USD	833	833
Edison International 4.125% 3/15/2028		4,942	4,651
Enel Américas SA 4.00% 10/25/2026		1,215	1,163
Enel Finance International NV 1.875% 7/12/2028[4]		9,491	8,300
Enfragen Energia Sur SA 5.375% 12/30/2030		8,651	7,084
Entergy Louisiana, LLC 4.75% 9/15/2052		500	422
Eversource Energy 1.40% 8/15/2026		425	386
Exelon Corp. 3.40% 4/15/2026		4,390	4,219
FirstEnergy Corp. 1.60% 1/15/2026		400	372
FirstEnergy Transmission, LLC 2.866% 9/15/2028[4]		225	201
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[4]		3,590	3,313
Interstate Power and Light Co. 2.30% 6/1/2030		2,650	2,210
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/2030		447	371
NextEra Energy Operating Partners, LP 7.25% 1/15/2029[4]		39,450	39,999
Niagara Mohawk Power Corp. 3.508% 10/1/2024[4]		2,380	2,357
Pacific Gas and Electric Co. 3.15% 1/1/2026		400	383
Pacific Gas and Electric Co. 2.95% 3/1/2026		1,035	983
Pacific Gas and Electric Co. 3.30% 3/15/2027		1,775	1,665
Pacific Gas and Electric Co. 2.10% 8/1/2027		4,551	4,054
Pacific Gas and Electric Co. 4.65% 8/1/2028		1,049	997
Pacific Gas and Electric Co. 4.55% 7/1/2030		2,327	2,161
Pacific Gas and Electric Co. 2.50% 2/1/2031		1,590	1,290
Pacific Gas and Electric Co. 3.30% 8/1/2040		11,495	8,017
Pacific Gas and Electric Co. 3.50% 8/1/2050		7,757	4,979
PacifiCorp 5.30% 2/15/2031		300	293
PacifiCorp 5.45% 2/15/2034		150	144
PacifiCorp 5.50% 5/15/2054		100	89
PacifiCorp 5.80% 1/15/2055		200	185
San Diego Gas & Electric Co. 2.95% 8/15/2051		400	251
Southern California Edison Co. 0.975% 8/1/2024		400	395
Southern California Edison Co. 2.85% 8/1/2029		525	464
Xcel Energy, Inc. 3.35% 12/1/2026		4,902	4,639
			169,606

Consumer discretionary 0.40%
Amazon.com, Inc. 2.80% 8/22/2024		7,345	7,284
Amazon.com, Inc. 3.45% 4/13/2029		1,600	1,495
Amazon.com, Inc. 2.50% 6/3/2050		4,165	2,470
BMW US Capital, LLC 3.90% 4/9/2025[4]		2,780	2,739

American Funds Global Balanced Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
BMW US Capital, LLC 1.25% 8/12/2026[4]	USD	325	$297
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]		5,900	5,600
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[4]		1,787	1,742
General Motors Financial Co., Inc. 2.40% 4/10/2028		9,800	8,672
Hyundai Capital America 0.875% 6/14/2024[4]		6,740	6,700
Hyundai Capital America 1.50% 6/15/2026[4]		4,850	4,439
Hyundai Capital America 1.65% 9/17/2026[4]		275	250
Hyundai Capital America 2.375% 10/15/2027[4]		4,619	4,141
Hyundai Capital America 2.00% 6/15/2028[4]		3,275	2,832
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[4]		11,135	10,846
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[4]		4,362	4,605
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[4]		3,626	3,875
Sands China, Ltd. 5.40% 8/8/2028		8,255	7,998
Stellantis Finance US, Inc. 1.711% 1/29/2027[4]		3,350	3,019
Stellantis Finance US, Inc. 5.625% 1/12/2028[4]		17,330	17,495
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]		200	164
Toyota Motor Credit Corp. 1.90% 1/13/2027		703	643
Volkswagen Financial Services NV 0.875% 2/20/2025	GBP	1,000	1,206
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[4]	USD	5,445	5,353
			103,865

Health care 0.37%
Abbott Laboratories 3.75% 11/30/2026		1,133	1,096
AbbVie, Inc. 3.80% 3/15/2025		5,000	4,925
AbbVie, Inc. 3.20% 5/14/2026		3,000	2,878
AbbVie, Inc. 5.05% 3/15/2034		250	244
AbbVie, Inc. 5.35% 3/15/2044		25	24
AbbVie, Inc. 5.40% 3/15/2054		650	630
AbbVie, Inc. 5.50% 3/15/2064		75	72
Amgen, Inc. 5.25% 3/2/2030		402	399
Amgen, Inc. 4.20% 3/1/2033		1,425	1,291
Amgen, Inc. 5.25% 3/2/2033		11,737	11,486
Amgen, Inc. 5.65% 3/2/2053		10,919	10,486
AstraZeneca Finance, LLC 2.25% 5/28/2031		4,757	3,931
Becton, Dickinson and Co. 3.734% 12/15/2024		322	318
Becton, Dickinson and Co. 3.70% 6/6/2027		1,888	1,793
Becton, Dickinson and Co. 4.298% 8/22/2032		12,340	11,342
Bristol-Myers Squibb Co. 5.20% 2/22/2034		14,775	14,476
EMD Finance, LLC 3.25% 3/19/2025[4]		9,675	9,477
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		8,969	8,549
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		1,352	1,262
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030		3,502	2,797
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		905	859
Stryker Corp. 0.25% 12/3/2024	EUR	1,200	1,254
Stryker Corp. 0.75% 3/1/2029		2,440	2,285
Stryker Corp. 1.00% 12/3/2031		1,130	997
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027		1,984	1,939
			94,810

Materials 0.31%
Anglo American Capital PLC 5.375% 4/1/2025[4]	USD	9,050	8,990
Braskem Netherlands Finance BV 4.50% 1/31/2030		8,341	7,039
Braskem Netherlands Finance BV 8.50% 1/12/2031		39,311	39,986
Celanese US Holdings, LLC 6.379% 7/15/2032		2,860	2,892
First Quantum Minerals, Ltd. 9.375% 3/1/2029[4]		17,025	17,611
POSCO Holdings, Inc. 4.875% 1/23/2027[4]		2,110	2,065
Vale Overseas, Ltd. 3.75% 7/8/2030		3,478	3,065
			81,648

Consumer staples 0.28%
Altria Group, Inc. 1.70% 6/15/2025	EUR	12,300	12,823
Altria Group, Inc. 2.20% 6/15/2027		6,300	6,385
BAT Capital Corp. 3.215% 9/6/2026	USD	2,181	2,064
BAT Capital Corp. 4.70% 4/2/2027		4,193	4,087
BAT Capital Corp. 3.557% 8/15/2027		2,610	2,448
BAT Capital Corp. 3.462% 9/6/2029		2,625	2,349

12	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[7]	EUR	20,390	$20,430
Conagra Brands, Inc. 4.30% 5/1/2024	USD	6,130	6,130
Conagra Brands, Inc. 1.375% 11/1/2027		355	307
Philip Morris International, Inc. 2.10% 5/1/2030		2,078	1,721
Philip Morris International, Inc. 5.75% 11/17/2032		6,883	6,932
Philip Morris International, Inc. 4.125% 3/4/2043		819	647
Philip Morris International, Inc. 4.875% 11/15/2043		1,081	940
Reynolds American, Inc. 4.45% 6/12/2025		4,190	4,123
			71,386

Information technology 0.22%
Adobe, Inc. 2.15% 2/1/2027		3,585	3,318
Broadcom, Inc. 3.15% 11/15/2025		659	635
Broadcom, Inc. 4.00% 4/15/2029[4]		3,915	3,662
Broadcom, Inc. 4.15% 11/15/2030		3,330	3,074
Broadcom, Inc. 3.419% 4/15/2033[4]		2,171	1,824
Broadcom, Inc. 3.137% 11/15/2035[4]		75	58
Lenovo Group, Ltd. 5.875% 4/24/2025		16,810	16,801
Microsoft Corp. 3.30% 2/6/2027		2,600	2,491
Oracle Corp. 2.65% 7/15/2026		5,224	4,908
Oracle Corp. 3.25% 11/15/2027		4,246	3,947
SK hynix, Inc. 3.00% 9/17/2024		4,334	4,283
SK hynix, Inc. 1.50% 1/19/2026		12,210	11,333
			56,334

Industrials 0.13%
Boeing Co. 3.25% 2/1/2028		650	588
Canadian Pacific Railway Co. 3.10% 12/2/2051		13,661	8,777
Carrier Global Corp. 2.242% 2/15/2025		210	204
Carrier Global Corp. 2.493% 2/15/2027		277	255
CSX Corp. 2.50% 5/15/2051		275	158
Honeywell International, Inc. 0.75% 3/10/2032	EUR	1,060	913
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]	USD	14,783	14,019
RTX Corp. 4.125% 11/16/2028		5,000	4,754
Sats Treasury Pte., Ltd. 4.828% 1/23/2029		2,360	2,295
Union Pacific Corp. 2.80% 2/14/2032		800	675
			32,638

Real estate 0.06%
American Tower Corp. 0.45% 1/15/2027	EUR	7,635	7,440
COPT Defense Properties, LP 2.75% 4/15/2031	USD	180	145
Equinix, Inc. 3.20% 11/18/2029		650	573
Equinix, Inc. 2.15% 7/15/2030		5,662	4,617
Equinix, Inc. 3.00% 7/15/2050		1,738	1,067
VICI Properties, LP 4.375% 5/15/2025		561	552
WEA Finance, LLC 3.75% 9/17/2024[4]		2,070	2,048
			16,442

Municipals 0.01%
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[4]		3,390	2,381

Total corporate bonds, notes & loans			1,485,235

Mortgage-backed obligations 5.55%
Federal agency mortgage-backed obligations 5.06%
Fannie Mae Pool #MA3539 4.50% 12/1/2038[8]		92	89
Fannie Mae Pool #CB4852 4.50% 10/1/2052[8]		26,972	24,875
Fannie Mae Pool #MA4919 5.50% 2/1/2053[8]		300	292
Fannie Mae Pool #FS4191 5.50% 3/1/2053[8]		3,378	3,287
Fannie Mae Pool #MA5010 5.50% 5/1/2053[8]		51	50
Fannie Mae Pool #BY3612 5.50% 6/1/2053[8]		302	294
Fannie Mae Pool #MA5039 5.50% 6/1/2053[8]		183	178
Fannie Mae Pool #MA5072 5.50% 7/1/2053[8]		685	665
Fannie Mae Pool #FS6666 5.50% 8/1/2053[8]		13,850	13,478
Fannie Mae Pool #CB7108 5.50% 9/1/2053[8]		6,939	6,751
Fannie Mae Pool #CB7331 5.50% 10/1/2053[8]		35,831	34,841
Fannie Mae Pool #CB7332 5.50% 10/1/2053[8]		12,654	12,310

American Funds Global Balanced Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5166 6.00% 10/1/2053[8]	USD	14,992	$14,863
Fannie Mae Pool #MA5191 6.00% 11/1/2053[8]		17,619	17,470
Fannie Mae Pool #FS6873 6.50% 1/1/2054[8]		6,784	6,847
Fannie Mae Pool #CB8337 5.50% 4/1/2054[8]		9,986	9,709
Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]		29,699	28,175
Freddie Mac Pool #SD8331 5.50% 6/1/2053[8]		813	789
Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]		205	195
Freddie Mac Pool #SD8342 5.50% 7/1/2053[8]		3,016	2,929
Freddie Mac Pool #QG7411 5.50% 7/1/2053[8]		693	674
Freddie Mac Pool #QG9084 5.50% 8/1/2053[8]		2,552	2,482
Freddie Mac Pool #QG9008 5.50% 8/1/2053[8]		2,227	2,169
Freddie Mac Pool #QG9628 5.50% 8/1/2053[8]		2,183	2,123
Freddie Mac Pool #QG9141 5.50% 8/1/2053[8]		1,568	1,527
Freddie Mac Pool #SD8370 4.50% 11/1/2053[8]		1,074	990
Freddie Mac Pool #SD4977 5.00% 11/1/2053[8]		164,523	156,005
Freddie Mac Pool #SD4571 5.50% 11/1/2053[8]		19,646	19,115
Freddie Mac Pool #SD8381 4.50% 12/1/2053[8]		1,189	1,096
Freddie Mac Pool #SD8393 4.50% 1/1/2054[8]		252	233
Freddie Mac Pool #SD8408 5.50% 3/1/2054[8]		15,182	14,744
Freddie Mac Pool #RJ1415 5.50% 5/1/2054[8]		23,000	22,395
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[8]		36,020	32,799
Government National Mortgage Assn. 6.50% 5/1/2054[8,9]		81,780	82,813
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[8]		326	312
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[8]		49,245	47,165
Uniform Mortgage-Backed Security 5.00% 5/1/2054[8,9]		52,120	49,392
Uniform Mortgage-Backed Security 5.50% 5/1/2054[8,9]		16,002	15,534
Uniform Mortgage-Backed Security 6.00% 5/1/2054[8,9]		48,402	47,960
Uniform Mortgage-Backed Security 6.50% 5/1/2054[8,9]		5,604	5,647
Uniform Mortgage-Backed Security 7.00% 5/1/2054[8,9]		3,645	3,721
Uniform Mortgage-Backed Security 4.50% 6/1/2054[8,9]		39,132	36,072
Uniform Mortgage-Backed Security 5.00% 6/1/2054[8,9]		88,500	83,858
Uniform Mortgage-Backed Security 5.50% 6/1/2054[8,9]		160,500	155,767
Uniform Mortgage-Backed Security 6.00% 6/1/2054[8,9]		243,842	241,517
Uniform Mortgage-Backed Security 6.50% 6/1/2054[8,9]		27,450	27,642
Uniform Mortgage-Backed Security 7.00% 6/1/2054[8,9]		75,365	76,870
			1,308,709

Other mortgage-backed securities 0.19%
Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037[8]	DKK	13,926	1,847
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[8]		136,936	17,129
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[8]		165,144	18,567
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[8]		46,733	5,048
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053[8]		48,057	5,135
Realkredit Danmark AS 1.00% 10/1/2053[8]		19,217	2,055
			49,781

Collateralized mortgage-backed obligations (privately originated) 0.16%
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.63% 5/25/2043[4,8,10]	USD	11,057	11,332
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.23% 6/25/2043[4,8,10]		6,963	7,053
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.03% 7/25/2043[4,8,10]		5,258	5,290
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.13% 1/25/2044[4,8,10]		3,943	3,963
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,8,10]		4,649	4,212
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[4,7,8]		8,570	8,503
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,8]		1,635	1,579
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,8]		425	408
			42,340

14	American Funds Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities 0.14%
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.135% 9/15/2036[4,8,10]	USD	9,550	$9,461
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.335% 10/15/2036[4,8,10]		7,050	6,968
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[4,8,10]		5,765	5,849
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,8,10]		8,811	8,776
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[4,8,10]		4,481	4,445
			35,499

Total mortgage-backed obligations			1,436,329

Asset-backed obligations 0.20%
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[4,8]		2,981	2,999
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[4,8]		3,624	3,638
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[4,8]		5,729	5,747
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[4,8]		1,433	1,429
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.48% 12/18/2025[8,10]		470	470
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,8]		8,068	7,988
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,8]		7,122	7,141
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 6.10% 9/15/2025[8,10]		222	223
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[4,8]		2,379	2,369
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.93% 9/16/2025[8,10]		542	542
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,8]		5,473	5,502
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[4,8]		1,614	1,626
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[4,8]		2,499	2,499
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.88% 11/15/2052[4,8,10]		5,024	5,072
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.90% 8/15/2025[8,10]		389	389
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,8]		2,794	2,793
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,8]		1,236	1,231
			51,658

Federal agency bonds & notes 0.06%
Korea Development Bank 4.375% 2/15/2033		17,130	16,052

Municipals 0.03%
Ohio 0.01%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		4,090	2,975

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		5,670	3,925

Total municipals			6,900

Total bonds, notes & other debt instruments (cost: $8,323,309,000)			7,700,143

Investment funds 2.45%		Shares
Capital Group Central Corporate Bond Fund[11]		78,064,305	633,882

Total Investment funds (cost: $625,289,000)			633,882

American Funds Global Balanced Fund	15

Short-term securities 6.94%		Shares		Value (000)
Money market investments 6.44%
Capital Group Central Cash Fund 5.37%[11,12]			16,650,867	$1,665,087

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.31%
Egypt (Arab Republic of) 3/11/2025	21.301%	EGP	524,650	9,000
Egypt (Arab Republic of) 3/18/2025	21.638		1,267,075	21,648
Japan Treasury 7/22/2024	0.005	JPY	7,782,750	49,345
				79,993

			Shares
Money market investments purchased with collateral from securities on loan 0.19%
Capital Group Central Cash Fund 5.37%[11,12,13]			247,267	24,727
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[12,13]			4,238,914	4,239
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.18%[12,13]			2,900,000	2,900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.19%[12,13]			2,900,000	2,900
Fidelity Investments Money Market Government Portfolio, Class I 5.20%[12,13]			2,900,000	2,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.21%[12,13]			2,900,000	2,900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[12,13]			2,900,000	2,900
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.25%[12,13]			2,900,000	2,900
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[12,13]			2,900,000	2,900
				49,266

Total short-term securities (cost: $1,795,283,000)				1,794,346
Total investment securities 103.18% (cost: $22,505,848,000)				26,696,614
Other assets less liabilities (3.18)%				(822,912)

Net assets 100.00%				$25,873,702

16	American Funds Global Balanced Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 4/30/2024 (000)
2 Year Euro-Schatz Futures	Long	756	6/10/2024	USD	84,803	$(489)
2 Year U.S. Treasury Note Futures	Long	388	7/3/2024		78,631	(457)
5 Year Euro-Bobl Futures	Long	4,256	6/10/2024		528,825	(5,661)
5 Year Canadian Government Bond Futures	Long	13	6/28/2024		1,035	(17)
5 Year U.S. Treasury Note Futures	Long	2,427	7/3/2024		254,209	(6,562)
10 Year French Government Bond Futures	Short	18	6/10/2024		(2,410)	6
10 Year Euro-Bund Futures	Short	2,229	6/10/2024		(309,433)	3,407
10 Year Australian Treasury Bond Futures	Long	313	6/17/2024		22,817	(801)
10 Year Japanese Government Bond Futures	Short	195	6/20/2024		(178,661)	1,588
10 Year UK Gilt Futures	Long	1,460	6/28/2024		174,736	(3,115)
10 Year Canadian Government Bond Futures	Long	1,238	6/28/2024		105,207	(2,851)
10 Year U.S. Treasury Note Futures	Long	365	6/28/2024		39,215	(667)
10 Year U.S. Treasury Note Futures	Short	2,801	6/28/2024		(308,723)	1,828
20 Year U.S. Treasury Bond Futures	Long	386	6/28/2024		43,932	(1,526)
30 Year Euro-Buxl Futures	Long	83	6/10/2024		11,419	(268)
30 Year Ultra U.S. Treasury Bond Futures	Long	213	6/28/2024		25,467	(1,414)
						$(16,999)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 4/30/2024 (000)
AUD	5,870	USD	3,816	HSBC Bank	5/6/2024	$(13)
NZD	1,250	USD	751	HSBC Bank	5/6/2024	(14)
NZD	8,661	USD	5,201	HSBC Bank	5/6/2024	(98)
SEK	237,042	USD	22,465	UBS AG	5/8/2024	(949)
JPY	20,742,874	USD	137,683	Morgan Stanley	5/9/2024	(5,982)
JPY	2,631,890	USD	17,269	Citibank	5/10/2024	(555)
USD	58,129	ILS	214,600	Morgan Stanley	5/13/2024	741
USD	22,813	KRW	30,792,270	HSBC Bank	5/13/2024	584
USD	2,369	KRW	3,198,090	HSBC Bank	5/13/2024	61
KRW	433,110	USD	314	Morgan Stanley	5/13/2024	(1)
USD	9,437	MXN	156,210	Morgan Stanley	5/15/2024	340
USD	31,099	EUR	28,924	Citibank	5/15/2024	212
EUR	3,430	USD	3,654	BNP Paribas	5/15/2024	9
EUR	1,110	USD	1,193	JPMorgan Chase	5/15/2024	(8)
MXN	638,729	USD	38,586	Morgan Stanley	5/15/2024	(1,391)
USD	45,751	NOK	498,390	JPMorgan Chase	5/16/2024	866
USD	17,718	MXN	297,060	Goldman Sachs	5/16/2024	422
USD	84,668	JPY	13,009,730	JPMorgan Chase	5/17/2024	1,958
HUF	7,101,480	USD	19,136	JPMorgan Chase	5/17/2024	207
GBP	21,714	USD	27,024	Goldman Sachs	5/17/2024	111
USD	1,210	JPY	184,000	Morgan Stanley	5/17/2024	40
USD	595	JPY	93,120	Morgan Stanley	5/17/2024	3
CAD	410	USD	298	Citibank	5/17/2024	— [14]
USD	221	INR	18,470	UBS AG	5/17/2024	— [14]
INR	20,750	USD	248	HSBC Bank	5/17/2024	— [14]
AUD	26,450	USD	17,148	HSBC Bank	5/17/2024	(4)
CAD	15,795	USD	11,503	Bank of America	5/17/2024	(27)
SGD	10,948	USD	8,054	Bank of America	5/17/2024	(27)
NZD	9,590	USD	5,691	Morgan Stanley	5/17/2024	(40)
GBP	21,830	USD	27,440	UBS AG	5/17/2024	(160)
JPY	8,507,930	USD	55,356	Morgan Stanley	5/17/2024	(1,266)
JPY	8,420,146	USD	55,380	Morgan Stanley	5/17/2024	(1,848)
USD	115,408	BRL	588,772	Citibank	5/20/2024	2,232
USD	34,636	BRL	175,551	Citibank	5/20/2024	890

American Funds Global Balanced Fund	17

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 4/30/2024 (000)
BRL	217,140	USD	41,113	JPMorgan Chase	5/20/2024	$627
USD	11,264	BRL	57,402	HSBC Bank	5/20/2024	230
PLN	114,230	USD	27,948	Standard Chartered Bank	5/20/2024	206
BRL	14,360	USD	2,718	Morgan Stanley	5/20/2024	43
GBP	450	USD	560	Morgan Stanley	5/20/2024	3
IDR	4,500,000	USD	277	Morgan Stanley	5/20/2024	(1)
IDR	5,431,284	USD	340	UBS AG	5/20/2024	(7)
EUR	2,151	PLN	9,370	Morgan Stanley	5/20/2024	(12)
USD	13,610	CLP	13,163,295	HSBC Bank	5/20/2024	(97)
COP	20,947,114	USD	5,433	Morgan Stanley	5/20/2024	(111)
CLP	29,601,420	USD	31,405	Morgan Stanley	5/20/2024	(581)
EUR	128,577	USD	137,041	JPMorgan Chase	5/21/2024	294
AUD	62,430	USD	40,300	HSBC Bank	5/22/2024	171
AUD	19,569	USD	12,623	HSBC Bank	5/22/2024	63
CZK	184,775	USD	7,783	Citibank	5/22/2024	57
ILS	17,333	USD	4,580	JPMorgan Chase	5/22/2024	57
AUD	66,837	USD	43,301	Standard Chartered Bank	5/22/2024	27
CNH	661,464	USD	91,265	JPMorgan Chase	5/22/2024	20
AUD	1,640	USD	1,059	HSBC Bank	5/22/2024	4
CNH	8,800	USD	1,215	HSBC Bank	5/22/2024	— [14]
USD	6,085	CNH	44,100	Barclays Bank PLC	5/22/2024	(1)
USD	90,261	CNH	654,140	Barclays Bank PLC	5/22/2024	(13)
USD	60,062	AUD	93,115	HSBC Bank	5/22/2024	(301)
DKK	56,381	USD	8,044	BNP Paribas	5/23/2024	34
DKK	37,620	EUR	5,045	Standard Chartered Bank	5/23/2024	1
EUR	13,030	DKK	97,170	Standard Chartered Bank	5/23/2024	(3)
USD	4,622	DKK	32,364	UBS AG	5/23/2024	(15)
USD	30,239	JPY	4,658,240	Standard Chartered Bank	5/24/2024	589
EUR	111,780	CHF	109,170	UBS AG	5/24/2024	319
USD	2,038	JPY	314,000	Standard Chartered Bank	5/24/2024	40
INR	1,748,977	USD	20,960	HSBC Bank	5/24/2024	(28)
JPY	32,442,766	USD	211,312	Morgan Stanley	5/24/2024	(4,817)
USD	40,022	KRW	54,889,800	HSBC Bank	5/28/2024	365
EUR	64,678	CHF	63,112	Citibank	5/28/2024	225
USD	2,785	KRW	3,820,000	HSBC Bank	5/28/2024	25
USD	2,515	THB	93,000	HSBC Bank	5/28/2024	11
EUR	4,626	CHF	4,520	HSBC Bank	5/28/2024	10
USD	77,270	JPY	11,887,759	Morgan Stanley	6/6/2024	1,452
GBP	35,181	USD	43,759	Citibank	6/6/2024	210
USD	36,491	THB	1,348,880	BNP Paribas	6/6/2024	161
GBP	10,720	USD	13,279	Morgan Stanley	6/6/2024	119
USD	1,235	ZAR	23,790	JPMorgan Chase	6/6/2024	(25)
USD	14,080	GBP	11,320	Citibank	6/6/2024	(68)
USD	16,343	HUF	6,051,337	Goldman Sachs	6/6/2024	(123)
THB	874,330	USD	23,697	Citibank	6/6/2024	(149)
USD	123,930	MXN	2,126,148	UBS AG	6/7/2024	585
CNH	820,564	USD	113,103	HSBC Bank	6/7/2024	231
EUR	28,697	CAD	42,100	UBS AG	6/7/2024	73
PLN	7,770	EUR	1,791	JPMorgan Chase	6/7/2024	— [14]
PLN	19,870	USD	4,906	JPMorgan Chase	6/7/2024	(10)
AUD	11,370	USD	7,395	JPMorgan Chase	6/7/2024	(21)
MYR	58,300	USD	12,229	Standard Chartered Bank	6/7/2024	(36)
CHF	18,078	USD	19,889	Morgan Stanley	6/7/2024	(136)
USD	94,356	CNH	684,556	HSBC Bank	6/7/2024	(193)
CAD	103,034	USD	75,242	Morgan Stanley	6/7/2024	(350)
EUR	347,988	USD	373,010	UBS AG	6/7/2024	(1,046)
USD	38,831	BRL	195,780	Citibank	6/10/2024	1,274
USD	8,298	BRL	43,190	BNP Paribas	6/10/2024	12
EUR	2,340	USD	2,555	Morgan Stanley	6/10/2024	(53)
EUR	34,792	USD	37,987	Morgan Stanley	6/10/2024	(792)
USD	15,220	BRL	78,770	JPMorgan Chase	4/1/2025	540
						$(4,618)

18	American Funds Global Balanced Fund

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized
							premium	appreciation
Receive		Pay			Notional	Value at	paid	(depreciation)
	Payment		Payment	Expiration	amount	4/30/2024	(received)	at 4/30/2024
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD7,945	$(164)	$—	$(164)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN121,400	(525)	—	(525)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	159,500	(690)	—	(690)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	196,200	(837)	—	(837)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	685,100	(2,970)	—	(2,970)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026	452,325	(1,965)	—	(1,965)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	204,100	(706)	—	(706)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	306,112	(1,047)	—	(1,047)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP115,145	3,402	—	3,402
4.96048%	Annual	SONIA	Annual	6/21/2028	56,700	1,623	—	1,623
3.968%	Annual	SONIA	Annual	2/16/2029	102,605	(1,597)	—	(1,597)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD180,750	10,377	—	10,377
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP30,780	(793)	—	(793)
SONIA	Annual	4.36738%	Annual	6/21/2033	62,520	(1,716)	—	(1,716)
SONIA	Annual	3.9322%	Annual	2/16/2054	26,120	779	—	779
						$3,171	$—	$3,171

Bilateral interest rate swaps

								Upfront	Unrealized
								premium	appreciation
Receive		Pay				Notional	Value at	paid	(depreciation)
	Payment		Payment		Expiration	amount	4/30/2024	(received)	at 4/30/2024
Rate	frequency	Rate	frequency	Counterparty	date	(000)	(000)	(000)	(000)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL636,880	$(7,556)	$ —	$ (7,556)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

								Upfront	Unrealized
								premium	appreciation
				Notional		Value at		paid	(depreciation)
Reference	Financing	Payment	Expiration	amount	[15]	4/30/2024	[16]	(received)	at 4/30/2024
index	rate received	frequency	date	(000)		(000)		(000)	(000)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD9,632		$202		$ 218	$ (16)

Investments in affiliates11

	Value at 11/1/2023 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2024 (000)	Dividend or interest income (000)
Investment funds 2.45%
Capital Group Central Corporate Bond Fund	$306,119	$337,985		$24,395	$(409)	$14,582	$633,882	$12,665
Short-term securities 6.53%
Money market investments 6.44%
Capital Group Central Cash Fund 5.37%[12]	1,788,973	4,109,240		4,233,030	(38)	(58)	1,665,087	49,721
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 5.37%[12,13]	5,731	18,996	[17]				24,727	—	[18]
Total short-term securities							1,689,814
Total 8.98%					$(447)	$14,524	$2,323,696	$62,386

American Funds Global Balanced Fund	19

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $64,301,000, which represented .25% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $430,810,000, which represented 1.67% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $58,352,000, which represented .23% of the net assets of the fund.
[7]	Step bond; coupon rate may change at a later date.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[11]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Rate represents the seven-day yield at 4/30/2024.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Amount less than one thousand.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[17]	Represents net activity. Refer to Note 5 for more information on securities lending.
[18]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts

Assn. = Association

AUD = Australian dollars

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CAD = Canadian dollars

CDI = CREST Depository Interest

CHF = Swiss francs

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DAC = Designated Activity Company

DKK = Danish kroner

EGP = Egyptian pounds

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

ILS = Israeli shekels

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

NZD = New Zealand dollars

PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

SEK = Swedish kronor

SGD = Singapore dollars

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

TRY = Turkish lira

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

20	American Funds Global Balanced Fund

Financial statements

Statement of assets and liabilities at April 30, 2024	unaudited (dollars in thousands)

Assets:
Investment securities, at value (includes $64,301 of investment securities on loan):
Unaffiliated issuers (cost: $20,190,778)	$24,372,918
Affiliated issuers (cost: $2,315,070)	2,323,696		$26,696,614
Cash			9,007
Cash denominated in currencies other than U.S. dollars (cost: $6,896)			6,891
Unrealized appreciation on open forward currency contracts			16,754
Receivables for:
Sales of investments	843,408
Sales of fund’s shares	13,200
Dividends and interest	130,616
Securities lending income	—	*
Variation margin on futures contracts	6,208
Variation margin on centrally cleared swap contracts	2,400
Other	200		996,032
			27,725,298
Liabilities:
Collateral for securities on loan			49,266
Unrealized depreciation on open forward currency contracts			21,372
Bilateral swaps, at value			7,556
Payables for:
Purchases of investments	1,716,217
Repurchases of fund’s shares	14,203
Investment advisory services	9,655
Services provided by related parties	2,157
Trustees’ deferred compensation	1,700
Variation margin on futures contracts	8,398
Variation margin on centrally cleared swap contracts	1,908
Other	19,164		1,773,402
Net assets at April 30, 2024			$25,873,702

Net assets consist of:
Capital paid in on shares of beneficial interest			$22,048,110
Total distributable earnings (accumulated loss)			3,825,592
Net assets at April 30, 2024			$25,873,702

*	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Global Balanced Fund	21

Financial statements (continued)

Statement of assets and liabilities	unaudited
at April 30, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (709,971 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$5,128,055	140,767		$36.43
Class C	211,419	5,817		36.35
Class T	12	—	*	36.36
Class F-1	85,181	2,336		36.46
Class F-2	3,579,308	98,230		36.44
Class F-3	945,184	25,955		36.42
Class 529-A	300,016	8,242		36.40
Class 529-C	14,000	386		36.30
Class 529-E	10,659	293		36.37
Class 529-T	14	—	*	36.36
Class 529-F-1	12	—	*	36.41
Class 529-F-2	46,955	1,289		36.42
Class 529-F-3	12	—	*	36.43
Class R-1	3,367	93		36.36
Class R-2	40,048	1,105		36.25
Class R-2E	4,058	112		36.32
Class R-3	55,201	1,518		36.36
Class R-4	42,004	1,153		36.42
Class R-5E	9,492	261		36.39
Class R-5	17,883	490		36.48
Class R-6	15,380,822	421,924		36.45

*	Amount less than one thousand.

Refer to the notes to financial statements.

22	American Funds Global Balanced Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2024	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $9,406; also includes $62,386 from affiliates)	$279,153
Interest from unaffiliated issuers (net of non-U.S. taxes of $157)	149,757
Securities lending income (net of fees)	215	$429,125
Fees and expenses*:
Investment advisory services	57,890
Distribution services	8,517
Transfer agent services	4,512
Administrative services	4,006
529 plan services	107
Reports to shareholders	205
Registration statement and prospectus	445
Trustees’ compensation	343
Auditing and legal	44
Custodian	789
Other	32	76,890
Net investment income		352,235

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $8,613):
Unaffiliated issuers	538,850
Affiliated issuers	(447)
Options written	1,600
Futures contracts	21,458
Forward currency contracts	(8,880)
Swap contracts	(14,658)
Currency transactions	(2,528)	535,395
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $15,063):
Unaffiliated issuers	2,267,753
Affiliated issuers	14,524
Futures contracts	(14,349)
Forward currency contracts	(6,962)
Swap contracts	10,397
Currency translations	746	2,272,109
Net realized gain (loss) and unrealized appreciation (depreciation)		2,807,504

Net increase (decrease) in net assets resulting from operations		$3,159,739

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

American Funds Global Balanced Fund	23

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2024*	Year ended October 31, 2023
Operations:
Net investment income	$352,235	$636,137
Net realized gain (loss)	535,395	(636,342)
Net unrealized appreciation (depreciation)	2,272,109	1,571,034
Net increase (decrease) in net assets resulting from operations	3,159,739	1,570,829

Distributions paid to shareholders	(231,730)	(464,730)

Net capital share transactions	(1,609,099)	1,136,037

Total increase (decrease) in net assets	1,318,910	2,242,136

Net assets:
Beginning of period	24,554,792	22,312,656
End of period	$25,873,702	$24,554,792

*	Unaudited.

Refer to the notes to financial statements.

24	American Funds Global Balanced Fund

Notes to financial statements	unaudited

1. Organization

American Funds Global Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

American Funds Global Balanced Fund	25

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

26	American Funds Global Balanced Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of April 30, 2024 (dollars in thousands):

American Funds Global Balanced Fund	27

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,457,904	$495,372	$—	$2,953,276
Health care	1,516,678	981,271	—	2,497,949
Industrials	1,400,998	747,993	—	2,148,991
Financials	772,256	1,135,182	—	1,907,438
Consumer staples	276,636	1,232,664	—	1,509,300
Materials	820,069	464,579	—	1,284,648
Consumer discretionary	683,767	401,654	—	1,085,421
Communication services	987,928	84,033	—	1,071,961
Energy	605,726	258,283	—	864,009
Utilities	523,669	236,238	—	759,907
Real estate	103,597	230,877	—	334,474
Preferred securities	—	25,923	—	25,923
Convertible stocks	124,946	—	—	124,946
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,061,544	—	3,061,544
U.S. Treasury bonds & notes	—	1,642,425	—	1,642,425
Corporate bonds, notes & loans	—	1,485,235	—	1,485,235
Mortgage-backed obligations	—	1,436,329	—	1,436,329
Asset-backed obligations	—	51,658	—	51,658
Federal agency bonds & notes	—	16,052	—	16,052
Municipals	—	6,900	—	6,900
Investment funds	633,882	—	—	633,882
Short-term securities	1,714,353	79,993	—	1,794,346
Total	$12,622,409	$14,074,205	$—	$26,696,614

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$6,829	$—	$—	$6,829
Unrealized appreciation on open forward currency contracts	—	16,754	—	16,754
Unrealized appreciation on centrally cleared interest rate swaps	—	16,181	—	16,181
Liabilities:
Unrealized depreciation on futures contracts	(23,828)	—	—	(23,828)
Unrealized depreciation on open forward currency contracts	—	(21,372)	—	(21,372)
Unrealized depreciation on centrally cleared interest rate swaps	—	(13,010)	—	(13,010)
Unrealized depreciation on bilateral interest rate swaps	—	(7,556)	—	(7,556)
Unrealized depreciation on centrally cleared credit default swaps	—	(16)	—	(16)
Total	$(16,999)	$(9,019)	$—	$(26,018)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

28	American Funds Global Balanced Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

American Funds Global Balanced Fund	29

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income- bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

30	American Funds Global Balanced Fund

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of April 30, 2024, the total value of securities on loan was $64,301,000, and the total value of collateral received was $67,895,000. Collateral received includes cash of $49,266,000 and U.S. government securities of $18,629,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

American Funds Global Balanced Fund	31

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and changes in net assets.

Option contracts can take different forms. The fund has entered into the following types of option contracts:

Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $681,300,000.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $2,713,061,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $3,205,131,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

32	American Funds Global Balanced Fund

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $1,438,247,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $227,884,000.

American Funds Global Balanced Fund	33

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, April 30, 2024 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$6,829	Unrealized depreciation*	$23,828
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	16,754	Unrealized depreciation on open forward currency contracts	21,372
Swap (centrally cleared)	Interest	Unrealized appreciation*	16,181	Unrealized depreciation*	13,010
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	7,556
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	16
			$39,764		$65,782

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options written (equity style)	Interest	Net realized gain (loss) on options written	$1,600	Net unrealized appreciation (depreciation) on options written	$—
Futures	Interest	Net realized gain (loss) on futures contracts	21,458	Net unrealized appreciation (depreciation) on futures contracts	(14,349)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(8,880)	Net unrealized appreciation (depreciation) on forward currency contracts	(6,962)
Swap	Interest	Net realized gain (loss) on swap contracts	(19,779)	Net unrealized appreciation (depreciation) on swap contracts	10,447
Swap	Credit	Net realized gain (loss) on swap contracts	5,121	Net unrealized appreciation (depreciation) on swap contracts	(50)
			$(480)		$(10,914)

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

34	American Funds Global Balanced Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2024, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
BNP Paribas	$216	$—	$—	$—	$216
Citibank	5,100	(772)	—	(1,316)	3,012
Goldman Sachs	533	(533)	—	—	—
HSBC Bank	1,755	(748)	(337)	—	670
JPMorgan Chase	4,569	(64)	—	(4,505)	—
Morgan Stanley	2,741	(2,741)	—	—	—
Standard Chartered Bank	863	(39)	—	(824)	—
UBS AG	977	(977)	—	—	—
Total	$16,754	$(5,874)	$(337)	$(6,645)	$3,898
Liabilities:
Bank of America	$54	$—	$—	$—	$54
Barclays Bank PLC	14	—	(14)	—	—
Citibank	772	(772)	—	—	—
Goldman Sachs	7,679	(533)	(6,349)	—	797
HSBC Bank	748	(748)	—	—	—
JPMorgan Chase	64	(64)	—	—	—
Morgan Stanley	17,381	(2,741)	(10,038)	—	4,602
Standard Chartered Bank	39	(39)	—	—	—
UBS AG	2,177	(977)	(818)	—	382
Total	$28,928	$(5,874)	$(17,219)	$—	$5,835

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

American Funds Global Balanced Fund	35

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years (“EU reclaims”). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended April 30, 2024, the fund recognized $681,000 in EU reclaims (net of $9,000 in fees and the effect of realized gain or loss from currency translations) and $39,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$25,421
Capital loss carryforward*	(974,617)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$5,386,190
Gross unrealized depreciation on investments	(1,238,258)
Net unrealized appreciation (depreciation) on investments	4,147,932
Cost of investments	22,522,445

36	American Funds Global Balanced Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2024		Year ended October 31, 2023
Class A	$38,179		$83,752
Class C	808		2,172
Class T	—	†	—	†
Class F-1	638		1,626
Class F-2	29,634		57,105
Class F-3	8,549		17,334
Class 529-A	2,179		4,716
Class 529-C	49		142
Class 529-E	67		160
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	402		797
Class 529-F-3	—	†	—	†
Class R-1	14		34
Class R-2	159		376
Class R-2E	21		45
Class R-3	327		719
Class R-4	311		669
Class R-5E	71		132
Class R-5	155		399
Class R-6	150,167		294,552
Total	$231,730		$464,730

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.414% on such assets in excess of $27.5 billion. For the six months ended April 30, 2024, the investment advisory services fees were $57,890,000, which were equivalent to an annualized rate of 0.434% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

American Funds Global Balanced Fund	37

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of April 30, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended April 30, 2024, the 529 plan services fees were $107,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.

For the six months ended April 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$6,471	$2,287		$773		Not applicable
Class C	1,113	100		33		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	110	60		13		Not applicable
Class F-2	Not applicable	1,767		516		Not applicable
Class F-3	Not applicable	1		141		Not applicable
Class 529-A	352	122		45		$86
Class 529-C	75	6		2		5
Class 529-E	27	2		2		3
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	11		7		13
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	17	1		1		Not applicable
Class R-2	151	65		6		Not applicable
Class R-2E	12	4		1		Not applicable
Class R-3	137	38		8		Not applicable
Class R-4	52	19		6		Not applicable
Class R-5E	Not applicable	7		1		Not applicable
Class R-5	Not applicable	5		3		Not applicable
Class R-6	Not applicable	17		2,448		Not applicable
Total class-specific expenses	$8,517	$4,512		$4,006		$107

*	Amount less than one thousand.

38	American Funds Global Balanced Fund

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $343,000 in the fund’s statement of operations reflects $63,000 in current fees (either paid in cash or deferred) and a net increase of $280,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $145,742,000 and $249,982,000, respectively, which generated $631,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2024.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

American Funds Global Balanced Fund	39

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class A	$128,318	3,565	$37,530		1,026		$(388,670)	(10,791)	$(222,822)	(6,200)
Class C	9,857	274	803		22		(40,165)	(1,117)	(29,505)	(821)
Class T	—	—	—		—		—	—	—	—
Class F-1	3,492	97	627		17		(15,020)	(417)	(10,901)	(303)
Class F-2	481,082	13,317	28,238		771		(356,756)	(9,902)	152,564	4,186
Class F-3	114,902	3,182	8,355		228		(141,879)	(3,939)	(18,622)	(529)
Class 529-A	14,539	404	2,177		60		(25,748)	(717)	(9,032)	(253)
Class 529-C	1,595	44	49		2		(4,294)	(119)	(2,650)	(73)
Class 529-E	811	22	66		2		(1,689)	(47)	(812)	(23)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	5,420	151	401		11		(6,575)	(184)	(754)	(22)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	103	4	14		—	†	(675)	(19)	(558)	(15)
Class R-2	2,830	79	159		4		(4,679)	(130)	(1,690)	(47)
Class R-2E	273	8	21		1		(167)	(5)	127	4
Class R-3	4,055	112	326		9		(5,341)	(147)	(960)	(26)
Class R-4	2,141	59	311		9		(3,734)	(104)	(1,282)	(36)
Class R-5E	1,725	47	71		2		(525)	(14)	1,271	35
Class R-5	836	23	153		4		(1,227)	(35)	(238)	(8)
Class R-6	1,219,395	33,514	150,157		4,102		(2,832,787)	(77,849)	(1,463,235)	(40,233)
Total net increase (decrease)	$1,991,374	54,902	$229,458		6,270		$(3,829,931)	(105,536)	$(1,609,099)	(44,364)

Year ended October 31, 2023

Class A	$279,656	8,355	$82,312		2,467		$(722,086)	(21,654)	$(360,118)	(10,832)
Class C	19,970	598	2,160		65		(88,562)	(2,649)	(66,432)	(1,986)
Class T	—	—	—		—		—	—	—	—
Class F-1	6,790	202	1,599		48		(36,585)	(1,097)	(28,196)	(847)
Class F-2	767,406	22,818	54,289		1,627		(644,663)	(19,276)	177,032	5,169
Class F-3	188,522	5,662	16,827		505		(156,221)	(4,664)	49,128	1,503
Class 529-A	28,874	862	4,712		142		(47,662)	(1,419)	(14,076)	(415)
Class 529-C	3,038	91	142		4		(8,705)	(260)	(5,525)	(165)
Class 529-E	1,117	33	159		5		(2,793)	(82)	(1,517)	(44)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	10,359	306	797		24		(8,323)	(247)	2,833	83
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	349	10	34		1		(411)	(12)	(28)	(1)
Class R-2	6,443	193	375		12		(11,533)	(344)	(4,715)	(139)
Class R-2E	635	19	45		1		(601)	(18)	79	2
Class R-3	10,159	302	717		21		(11,729)	(351)	(853)	(28)
Class R-4	4,876	146	667		20		(7,226)	(215)	(1,683)	(49)
Class R-5E	2,190	66	132		4		(1,504)	(46)	818	24
Class R-5	3,286	97	393		12		(8,553)	(257)	(4,874)	(148)
Class R-6	1,599,826	47,094	294,527		8,825		(500,189)	(14,892)	1,394,164	41,027
Total net increase (decrease)	$2,933,496	86,854	$459,887		13,783		$(2,257,346)	(67,483)	$1,136,037	33,154

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $15,467,765,000 and $15,835,157,000, respectively, during the six months ended April 30, 2024.

40	American Funds Global Balanced Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2024[5,6]	$32.54	$.43	$3.73	$4.16	$(.27)	$—	$(.27)	$36.43	12.77%[7]		$5,128		.82%[8]		.82%[8]		2.40%[8]
10/31/2023	30.93	.79	1.38	2.17	(.56)	—	(.56)	32.54	6.97		4,782		.82		.82		2.35
10/31/2022	39.99	.59	(7.43)	(6.84)	(.58)	(1.64)	(2.22)	30.93	(17.99)		4,881		.81		.81		1.68
10/31/2021	33.54	.62	6.45	7.07	(.62)	—	(.62)	39.99	21.16		6,402		.82		.82		1.61
10/31/2020	32.93	.59	.50	1.09	(.48)	—	(.48)	33.54	3.36		5,282		.83		.83		1.76
10/31/2019	30.44	.71	2.43	3.14	(.65)	—	(.65)	32.93	10.40		5,422		.83		.83		2.24
Class C:
4/30/2024[5,6]	32.47	.29	3.72	4.01	(.13)	—	(.13)	36.35	12.35	[7]	212		1.57	[8]	1.57	[8]	1.63	[8]
10/31/2023	30.85	.53	1.38	1.91	(.29)	—	(.29)	32.47	6.18		216		1.57		1.57		1.58
10/31/2022	39.91	.32	(7.41)	(7.09)	(.33)	(1.64)	(1.97)	30.85	(18.60)		266		1.55		1.55		.92
10/31/2021	33.47	.34	6.43	6.77	(.33)	—	(.33)	39.91	20.26		417		1.55		1.55		.87
10/31/2020	32.85	.35	.49	.84	(.22)	—	(.22)	33.47	2.58		401		1.57		1.57		1.07
10/31/2019	30.36	.47	2.42	2.89	(.40)	—	(.40)	32.85	9.57		576		1.59		1.59		1.48
Class T:
4/30/2024[5,6]	32.48	.48	3.71	4.19	(.31)	—	(.31)	36.36	12.91	[7,9]	—	[10]	.56	[8,9]	.56	[8,9]	2.67	[8,9]
10/31/2023	30.87	.88	1.38	2.26	(.65)	—	(.65)	32.48	7.25	[9]	—	[10]	.54	[9]	.54	[9]	2.62	[9]
10/31/2022	39.93	.68	(7.43)	(6.75)	(.67)	(1.64)	(2.31)	30.87	(17.73)[9]		—	[10]	.54	[9]	.54	[9]	1.96	[9]
10/31/2021	33.49	.71	6.44	7.15	(.71)	—	(.71)	39.93	21.44	[9]	—	[10]	.56	[9]	.56	[9]	1.85	[9]
10/31/2020	32.91	.65	.49	1.14	(.56)	—	(.56)	33.49	3.55	[9]	—	[10]	.58	[9]	.58	[9]	1.97	[9]
10/31/2019	30.43	.78	2.43	3.21	(.73)	—	(.73)	32.91	10.65	[9]	—	[10]	.58	[9]	.58	[9]	2.45	[9]
Class F-1:
4/30/2024[5,6]	32.56	.42	3.74	4.16	(.26)	—	(.26)	36.46	12.77	[7]	85		.86	[8]	.86	[8]	2.34	[8]
10/31/2023	30.95	.78	1.37	2.15	(.54)	—	(.54)	32.56	6.90		86		.86		.86		2.31
10/31/2022	40.01	.57	(7.43)	(6.86)	(.56)	(1.64)	(2.20)	30.95	(18.02)		108		.85		.85		1.64
10/31/2021	33.55	.61	6.45	7.06	(.60)	—	(.60)	40.01	21.11		153		.85		.85		1.58
10/31/2020	32.95	.58	.49	1.07	(.47)	—	(.47)	33.55	3.33		150		.86		.86		1.75
10/31/2019	30.45	.70	2.43	3.13	(.63)	—	(.63)	32.95	10.37		175		.88		.88		2.18
Class F-2:
4/30/2024[5,6]	32.55	.47	3.73	4.20	(.31)	—	(.31)	36.44	12.90	[7]	3,579		.58	[8]	.58	[8]	2.64	[8]
10/31/2023	30.94	.87	1.37	2.24	(.63)	—	(.63)	32.55	7.22		3,061		.59		.59		2.58
10/31/2022	40.01	.67	(7.44)	(6.77)	(.66)	(1.64)	(2.30)	30.94	(17.78)		2,750		.58		.58		1.93
10/31/2021	33.55	.72	6.45	7.17	(.71)	—	(.71)	40.01	21.45		3,121		.58		.58		1.86
10/31/2020	32.95	.67	.49	1.16	(.56)	—	(.56)	33.55	3.59		2,107		.59		.59		2.01
10/31/2019	30.46	.78	2.43	3.21	(.72)	—	(.72)	32.95	10.63		2,137		.61		.61		2.44
Class F-3:
4/30/2024[5,6]	32.53	.49	3.73	4.22	(.33)	—	(.33)	36.42	12.96	[7]	945		.48	[8]	.48	[8]	2.73	[8]
10/31/2023	30.92	.90	1.38	2.28	(.67)	—	(.67)	32.53	7.34		861		.48		.48		2.69
10/31/2022	39.99	.71	(7.44)	(6.73)	(.70)	(1.64)	(2.34)	30.92	(17.70)		772		.48		.48		2.02
10/31/2021	33.53	.76	6.44	7.20	(.74)	—	(.74)	39.99	21.58		960		.48		.48		1.96
10/31/2020	32.93	.70	.49	1.19	(.59)	—	(.59)	33.53	3.71		673		.49		.49		2.11
10/31/2019	30.44	.81	2.43	3.24	(.75)	—	(.75)	32.93	10.75		647		.51		.51		2.54
Class 529-A:
4/30/2024[5,6]	32.52	.42	3.72	4.14	(.26)	—	(.26)	36.40	12.73	[7]	300		.85	[8]	.85	[8]	2.36	[8]
10/31/2023	30.90	.78	1.38	2.16	(.54)	—	(.54)	32.52	6.93		276		.86		.86		2.31
10/31/2022	39.97	.58	(7.44)	(6.86)	(.57)	(1.64)	(2.21)	30.90	(17.99)		275		.84		.84		1.66
10/31/2021	33.52	.61	6.44	7.05	(.60)	—	(.60)	39.97	21.12		349		.85		.85		1.59
10/31/2020	32.91	.57	.51	1.08	(.47)	—	(.47)	33.52	3.34		287		.86		.86		1.72
10/31/2019	30.42	.69	2.43	3.12	(.63)	—	(.63)	32.91	10.34		266		.88		.88		2.19

Refer to the end of the table for footnotes.

American Funds Global Balanced Fund	41

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
4/30/2024[5,6]	$32.42	$.28	$3.72	$4.00	$(.12)	$—	$(.12)	$36.30	12.33%[7]		$14		1.62%[8]		1.62%[8]		1.58%[8]
10/31/2023	30.80	.51	1.38	1.89	(.27)	—	(.27)	32.42	6.09		15		1.62		1.62		1.53
10/31/2022	39.85	.30	(7.40)	(7.10)	(.31)	(1.64)	(1.95)	30.80	(18.62)		19		1.60		1.60		.87
10/31/2021	33.42	.32	6.42	6.74	(.31)	—	(.31)	39.85	20.24		31		1.59		1.59		.83
10/31/2020	32.79	.36	.47	.83	(.20)	—	(.20)	33.42	2.54		32		1.62		1.62		1.08
10/31/2019	30.31	.45	2.41	2.86	(.38)	—	(.38)	32.79	9.50		72		1.64		1.64		1.43
Class 529-E:
4/30/2024[5,6]	32.49	.38	3.72	4.10	(.22)	—	(.22)	36.37	12.62	[7]	11		1.08	[8]	1.08	[8]	2.13	[8]
10/31/2023	30.88	.70	1.38	2.08	(.47)	—	(.47)	32.49	6.69		10		1.08		1.08		2.08
10/31/2022	39.93	.50	(7.42)	(6.92)	(.49)	(1.64)	(2.13)	30.88	(18.18)		11		1.07		1.07		1.43
10/31/2021	33.49	.53	6.43	6.96	(.52)	—	(.52)	39.93	20.85		15		1.07		1.07		1.37
10/31/2020	32.88	.51	.50	1.01	(.40)	—	(.40)	33.49	3.11		12		1.08		1.08		1.52
10/31/2019	30.39	.63	2.42	3.05	(.56)	—	(.56)	32.88	10.11		13		1.10		1.10		1.97
Class 529-T:
4/30/2024[5,6]	32.48	.47	3.71	4.18	(.30)	—	(.30)	36.36	12.88	[7,9]	—	[10]	.61	[8,9]	.61	[8,9]	2.62	[8,9]
10/31/2023	30.87	.86	1.38	2.24	(.63)	—	(.63)	32.48	7.18	[9]	—	[10]	.61	[9]	.61	[9]	2.55	[9]
10/31/2022	39.93	.66	(7.42)	(6.76)	(.66)	(1.64)	(2.30)	30.87	(17.79)[9]		—	[10]	.59	[9]	.59	[9]	1.89	[9]
10/31/2021	33.49	.70	6.43	7.13	(.69)	—	(.69)	39.93	21.42	[9]	—	[10]	.61	[9]	.61	[9]	1.80	[9]
10/31/2020	32.91	.64	.49	1.13	(.55)	—	(.55)	33.49	3.50	[9]	—	[10]	.63	[9]	.63	[9]	1.92	[9]
10/31/2019	30.43	.75	2.44	3.19	(.71)	—	(.71)	32.91	10.57	[9]	—	[10]	.64	[9]	.64	[9]	2.37	[9]
Class 529-F-1:
4/30/2024[5,6]	32.52	.46	3.72	4.18	(.29)	—	(.29)	36.41	12.86	[7,9]	—	[10]	.67	[8,9]	.67	[8,9]	2.55	[8,9]
10/31/2023	30.92	.83	1.37	2.20	(.60)	—	(.60)	32.52	7.09	[9]	—	[10]	.68	[9]	.68	[9]	2.47	[9]
10/31/2022	39.98	.64	(7.43)	(6.79)	(.63)	(1.64)	(2.27)	30.92	(17.87)[9]		—	[10]	.67	[9]	.67	[9]	1.83	[9]
10/31/2021	33.53	.69	6.45	7.14	(.69)	—	(.69)	39.98	21.40	[9]	—	[10]	.65	[9]	.65	[9]	1.80	[9]
10/31/2020	32.93	.65	.50	1.15	(.55)	—	(.55)	33.53	3.56	[9]	—	[10]	.63	[9]	.63	[9]	1.96	[9]
10/31/2019	30.44	.77	2.42	3.19	(.70)	—	(.70)	32.93	10.60		35		.65		.65		2.42
Class 529-F-2:
4/30/2024[5,6]	32.53	.47	3.73	4.20	(.31)	—	(.31)	36.42	12.91	[7]	47		.58	[8]	.58	[8]	2.64	[8]
10/31/2023	30.92	.87	1.38	2.25	(.64)	—	(.64)	32.53	7.20		43		.57		.57		2.59
10/31/2022	39.99	.67	(7.44)	(6.77)	(.66)	(1.64)	(2.30)	30.92	(17.78)		38		.57		.57		1.93
10/31/2021	33.54	.71	6.44	7.15	(.70)	—	(.70)	39.99	21.43		46		.60		.60		1.84
10/31/2020[5,11]	33.54	—	—	—	—	—	—	33.54	—		36		—		—		—
Class 529-F-3:
4/30/2024[5,6]	32.54	.48	3.73	4.21	(.32)	—	(.32)	36.43	12.93	[7]	—	[10]	.54	[8]	.54	[8]	2.68	[8]
10/31/2023	30.93	.88	1.38	2.26	(.65)	—	(.65)	32.54	7.26		—	[10]	.55		.55		2.62
10/31/2022	40.00	.69	(7.45)	(6.76)	(.67)	(1.64)	(2.31)	30.93	(17.75)		—	[10]	.54		.54		1.97
10/31/2021	33.54	.73	6.45	7.18	(.72)	—	(.72)	40.00	21.50		—	[10]	.59		.54		1.90
10/31/2020[5,11]	33.54	—	—	—	—	—	—	33.54	—		—	[10]	—		—		—
Class R-1:
4/30/2024[5,6]	32.48	.30	3.72	4.02	(.14)	—	(.14)	36.36	12.37	[7]	3		1.55	[8]	1.55	[8]	1.67	[8]
10/31/2023	30.87	.54	1.38	1.92	(.31)	—	(.31)	32.48	6.20		4		1.55		1.55		1.62
10/31/2022	39.92	.34	(7.42)	(7.08)	(.33)	(1.64)	(1.97)	30.87	(18.58)		3		1.52		1.52		.96
10/31/2021	33.49	.35	6.42	6.77	(.34)	—	(.34)	39.92	20.27		5		1.55		1.55		.90
10/31/2020	32.88	.34	.50	.84	(.23)	—	(.23)	33.49	2.56		5		1.59		1.59		1.01
10/31/2019	30.38	.47	2.42	2.89	(.39)	—	(.39)	32.88	9.57		5		1.61		1.61		1.47

Refer to the end of the table for footnotes.

42	American Funds Global Balanced Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2024[5,6]	$32.39	$.30	$3.70	$4.00	$(.14)	$—	$(.14)	$36.25	12.35%[7]	$40	1.55%[8]		1.55%[8]		1.66%[8]
10/31/2023	30.78	.54	1.38	1.92	(.31)	—	(.31)	32.39	6.18	37	1.55		1.55		1.62
10/31/2022	39.83	.33	(7.40)	(7.07)	(.34)	(1.64)	(1.98)	30.78	(18.58)	40	1.55		1.55		.96
10/31/2021	33.41	.34	6.42	6.76	(.34)	—	(.34)	39.83	20.26	51	1.56		1.56		.88
10/31/2020	32.80	.34	.50	.84	(.23)	—	(.23)	33.41	2.61	42	1.58		1.58		1.02
10/31/2019	30.33	.47	2.41	2.88	(.41)	—	(.41)	32.80	9.54	46	1.59		1.59		1.47
Class R-2E:
4/30/2024[5,6]	32.45	.35	3.71	4.06	(.19)	—	(.19)	36.32	12.50 [7]	4	1.28	[8]	1.28	[8]	1.94	[8]
10/31/2023	30.84	.63	1.38	2.01	(.40)	—	(.40)	32.45	6.49	4	1.28		1.28		1.89
10/31/2022	39.89	.43	(7.43)	(7.00)	(.41)	(1.64)	(2.05)	30.84	(18.38)	3	1.28		1.28		1.24
10/31/2021	33.46	.45	6.43	6.88	(.45)	—	(.45)	39.89	20.59	3	1.28		1.28		1.17
10/31/2020	32.86	.43	.50	.93	(.33)	—	(.33)	33.46	2.86	3	1.30		1.30		1.31
10/31/2019	30.37	.56	2.43	2.99	(.50)	—	(.50)	32.86	9.92	3	1.30		1.30		1.75
Class R-3:
4/30/2024[5,6]	32.48	.37	3.72	4.09	(.21)	—	(.21)	36.36	12.60 [7]	55	1.12	[8]	1.12	[8]	2.10	[8]
10/31/2023	30.87	.69	1.38	2.07	(.46)	—	(.46)	32.48	6.63	50	1.12		1.12		2.06
10/31/2022	39.92	.48	(7.42)	(6.94)	(.47)	(1.64)	(2.11)	30.87	(18.21)	49	1.11		1.11		1.39
10/31/2021	33.48	.50	6.44	6.94	(.50)	—	(.50)	39.92	20.79	63	1.12		1.12		1.31
10/31/2020	32.87	.49	.50	.99	(.38)	—	(.38)	33.48	3.06	58	1.13		1.13		1.47
10/31/2019	30.39	.61	2.41	3.02	(.54)	—	(.54)	32.87	10.03	62	1.15		1.15		1.91
Class R-4:
4/30/2024[5,6]	32.54	.43	3.72	4.15	(.27)	—	(.27)	36.42	12.75 [7]	42	.82	[8]	.82	[8]	2.40	[8]
10/31/2023	30.93	.79	1.38	2.17	(.56)	—	(.56)	32.54	6.97	39	.82		.82		2.35
10/31/2022	39.99	.59	(7.44)	(6.85)	(.57)	(1.64)	(2.21)	30.93	(17.97)	38	.81		.81		1.68
10/31/2021	33.53	.62	6.45	7.07	(.61)	—	(.61)	39.99	21.14	50	.82		.82		1.61
10/31/2020	32.93	.59	.49	1.08	(.48)	—	(.48)	33.53	3.36	43	.83		.83		1.77
10/31/2019	30.44	.70	2.43	3.13	(.64)	—	(.64)	32.93	10.37	49	.85		.85		2.21
Class R-5E:
4/30/2024[5,6]	32.51	.46	3.72	4.18	(.30)	—	(.30)	36.39	12.86 [7]	10	.63	[8]	.63	[8]	2.59	[8]
10/31/2023	30.90	.86	1.37	2.23	(.62)	—	(.62)	32.51	7.17	7	.63		.63		2.55
10/31/2022	39.96	.65	(7.43)	(6.78)	(.64)	(1.64)	(2.28)	30.90	(17.82)	6	.63		.63		1.86
10/31/2021	33.51	.70	6.44	7.14	(.69)	—	(.69)	39.96	21.39	8	.63		.63		1.80
10/31/2020	32.92	.65	.48	1.13	(.54)	—	(.54)	33.51	3.55	4	.64		.64		1.95
10/31/2019	30.43	.76	2.44	3.20	(.71)	—	(.71)	32.92	10.58	3	.65		.65		2.38
Class R-5:
4/30/2024[5,6]	32.59	.48	3.73	4.21	(.32)	—	(.32)	36.48	12.95 [7]	18	.53	[8]	.53	[8]	2.69	[8]
10/31/2023	30.97	.89	1.38	2.27	(.65)	—	(.65)	32.59	7.27	16	.53		.53		2.64
10/31/2022	40.05	.69	(7.45)	(6.76)	(.68)	(1.64)	(2.32)	30.97	(17.74)	20	.52		.52		1.96
10/31/2021	33.58	.75	6.45	7.20	(.73)	—	(.73)	40.05	21.49	27	.53		.53		1.93
10/31/2020	32.98	.68	.50	1.18	(.58)	—	(.58)	33.58	3.68	22	.54		.54		2.05
10/31/2019	30.48	.79	2.44	3.23	(.73)	—	(.73)	32.98	10.71	21	.56		.56		2.47
Class R-6:
4/30/2024[5,6]	32.56	.49	3.73	4.22	(.33)	—	(.33)	36.45	12.95 [7]	15,381	.48	[8]	.48	[8]	2.73	[8]
10/31/2023	30.95	.90	1.38	2.28	(.67)	—	(.67)	32.56	7.33	15,048	.48		.48		2.69
10/31/2022	40.02	.71	(7.44)	(6.73)	(.70)	(1.64)	(2.34)	30.95	(17.71)	13,034	.48		.48		2.03
10/31/2021	33.56	.76	6.44	7.20	(.74)	—	(.74)	40.02	21.59	14,265	.48		.48		1.96
10/31/2020	32.96	.70	.49	1.19	(.59)	—	(.59)	33.56	3.71	11,295	.49		.49		2.11
10/31/2019	30.47	.81	2.43	3.24	(.75)	—	(.75)	32.96	10.74	10,683	.50		.50		2.55

Refer to the end of the table for footnotes.

American Funds Global Balanced Fund	43

Financial highlights (continued)

	Six months ended	Year ended October 31,
Portfolio turnover rate for all share classes[12,13]	April 30, 2024[5,6,7]	2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	19%	44%	43%	56%	65%	44%
Including mortgage dollar roll transactions	62%	91%	61%	69%	83%	60%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

Refer to the notes to financial statements.

44	American Funds Global Balanced Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2023, through April 30, 2024).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Global Balanced Fund	45

Expense example (continued)

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,127.69	$4.34	.82%
Class A – assumed 5% return	1,000.00	1,020.79	4.12	.82
Class C – actual return	1,000.00	1,123.47	8.29	1.57
Class C – assumed 5% return	1,000.00	1,017.06	7.87	1.57
Class T – actual return	1,000.00	1,129.05	2.96	.56
Class T – assumed 5% return	1,000.00	1,022.08	2.82	.56
Class F-1 – actual return	1,000.00	1,127.67	4.55	.86
Class F-1 – assumed 5% return	1,000.00	1,020.59	4.32	.86
Class F-2 – actual return	1,000.00	1,128.98	3.07	.58
Class F-2 – assumed 5% return	1,000.00	1,021.98	2.92	.58
Class F-3 – actual return	1,000.00	1,129.64	2.54	.48
Class F-3 – assumed 5% return	1,000.00	1,022.48	2.41	.48
Class 529-A – actual return	1,000.00	1,127.31	4.50	.85
Class 529-A – assumed 5% return	1,000.00	1,020.64	4.27	.85
Class 529-C – actual return	1,000.00	1,123.27	8.55	1.62
Class 529-C – assumed 5% return	1,000.00	1,016.81	8.12	1.62
Class 529-E – actual return	1,000.00	1,126.16	5.71	1.08
Class 529-E – assumed 5% return	1,000.00	1,019.49	5.42	1.08
Class 529-T – actual return	1,000.00	1,128.80	3.23	.61
Class 529-T – assumed 5% return	1,000.00	1,021.83	3.07	.61
Class 529-F-1 – actual return	1,000.00	1,128.56	3.55	.67
Class 529-F-1 – assumed 5% return	1,000.00	1,021.53	3.37	.67
Class 529-F-2 – actual return	1,000.00	1,129.06	3.07	.58
Class 529-F-2 – assumed 5% return	1,000.00	1,021.98	2.92	.58
Class 529-F-3 – actual return	1,000.00	1,129.26	2.86	.54
Class 529-F-3 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class R-1 – actual return	1,000.00	1,123.71	8.18	1.55
Class R-1 – assumed 5% return	1,000.00	1,017.16	7.77	1.55
Class R-2 – actual return	1,000.00	1,123.50	8.18	1.55
Class R-2 – assumed 5% return	1,000.00	1,017.16	7.77	1.55
Class R-2E – actual return	1,000.00	1,125.01	6.76	1.28
Class R-2E – assumed 5% return	1,000.00	1,018.50	6.42	1.28
Class R-3 – actual return	1,000.00	1,126.00	5.92	1.12
Class R-3 – assumed 5% return	1,000.00	1,019.29	5.62	1.12
Class R-4 – actual return	1,000.00	1,127.45	4.34	.82
Class R-4 – assumed 5% return	1,000.00	1,020.79	4.12	.82
Class R-5E – actual return	1,000.00	1,128.60	3.33	.63
Class R-5E – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class R-5 – actual return	1,000.00	1,129.46	2.81	.53
Class R-5 – assumed 5% return	1,000.00	1,022.23	2.66	.53
Class R-6 – actual return	1,000.00	1,129.55	2.54	.48
Class R-6 – assumed 5% return	1,000.00	1,022.48	2.41	.48

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

46	American Funds Global Balanced Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2023. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Global Balanced Fund	47

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

48	American Funds Global Balanced Fund

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2022, through September 30, 2023. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

American Funds Global Balanced Fund	49

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50	American Funds Global Balanced Fund

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American Funds Global Balanced Fund	51

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds Global Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

American Funds Global Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Global Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2024, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 84% of 10-year periods and 97% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2023.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2023. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2023. Thirteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how a security and an index move in relation to each other. A correlation ranges from -1 to 1. A positive correlation close to 1 implies that as one moved, either up or down, the other moved in “lockstep,” in the same direction. A negative correlation close to -1 indicates the two have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 55% of the time, based on the 20-year period ended December 31, 2023, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Capital Group manages equity assets through three investment groups. These groups make investment and proxy voting decisions independently. Fixed income investment professionals provide fixed income research and investment management across the Capital organization; however, for securities with equity characteristics, they act solely on behalf of one of the three equity investment groups.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By __/s/ Herbert Y. Poon____________________
Herbert Y. Poon, Principal Executive Officer

Date: June 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Principal Executive Officer

Date: June 28, 2024

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: June 28, 2024